UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4803

                        Oppenheimer Limited Term Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2002 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. The Fund underwent several key changes during the last 12 months. In keeping with new prospectus guidelines, we reduced investments in below-investment-grade securities to less than 5% of net assets and pared the Fund's average effective maturity to bring it under five years (4.81 years at September 30, 2003). In addition, we continued to apply our research-intensive approach to create a more diversified portfolio and increased the total number of individual bonds from approximately 100 to nearly 450. Currently, the portfolio is less sensitive to interest-rate risk and takes greater advantage of little-known or misunderstood securities whose yields, in our view, are high compared to their overall risk levels.
     This emphasis on above-average yields allowed us to increase the Fund's dividend twice during the 12-month period and was key to its superior performance as prices declined in the latter half of the period.
     The Fund's strong relative performance is largely attributable to the high total returns among its energy-related holdings (approximately 18% of net assets at September 30, 2003), strong yielding inverse floaters (8% of net assets) and higher yielding Master Settlement Agreement (MSA) bonds (20% of net assets), which are bonds backed by each state's (or U.S. Territory's) share of the national legal settlement agreement between the states and the major tobacco manufacturers.
     Well-timed purchases of energy-related bonds early in the period benefited the Fund. Beset by the aftermath of energy-trading scandals that began in 2001, the energy industry found it difficult to secure new financing by late 2002. Because the industry is highly dependent on such capital to operate, investors grew cautious, allowing prices to drift lower. This was especially true for shorter-term debt, and the yield curve became inverted by fall 2002, giving us ample opportunity to purchase short-term bonds with very attractive yields. Later in the year, the industry showed signs of improvement; short-term yields fell and prices climbed so that, in the end, our energy holdings contributed both impressive yields and price appreciation.
     Price fluctuations in MSA bonds were due to the fears of oversupply and a $10 billion Illinois state court decision against Phillip Morris. The court decision required Phillip Morris to pay the judgment or post a $12 billion bond to appeal the decision. The size of the bonding requirement necessary to appeal the decision raised the specter of potential bankruptcy for Phillip Morris and a possible default on Phillip Morris's share of the

5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

tobacco settlement payments. Ultimately, the bonding requirement was reduced and although this litigation continues, all MSA payments were made on schedule.
     We continue to believe in the outstanding total return potential of MSA bonds, despite their recent price volatility. It is our opinion that the litigation risk affecting these bonds is less than many investors fear. While persistent litigation may continue to influence the tobacco sector, several recent court decisions have ruled in favor of the industry. MSA bonds continue to carry investment-grade ratings by all three of the nationally recognized rating agencies and offer yields well above comparably rated credits. Also, with future issuance likely to be small, we anticipate these bonds will become relatively scarce over time, adding to their long-term total return potential. The Fund's holdings, strategies and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2003. In the case of Class A shares, performance is measured over a ten-year period. In the case of Class B shares, performance is measured from inception of the Class on September 11, 1995. In the case of Class C shares, performance is measured from inception of the Class on December 1, 1993. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge for Class B and Class C shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
     The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the Index.

6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                  [LINE CHART]

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
  Oppenheimer Limited Term Municipal Fund (Class A)
  Lehman Brothers Municipal Bond Index


                     Value of Investment       Lehman Brothers
Date                      In Fund           Municipal Bond Index
09/30/1993                $ 9,650                $10,000
12/31/1993                  9,764                 10,140
03/31/1994                  9,316                  9,584
06/30/1994                  9,413                  9,689
09/30/1994                  9,468                  9,756
12/31/1994                  9,338                  9,616
03/31/1995                  9,799                 10,296
06/30/1995                 10,016                 10,544
09/30/1995                 10,299                 10,847
12/31/1995                 10,590                 11,295
03/31/1996                 10,586                 11,159
06/30/1996                 10,655                 11,244
09/30/1996                 10,857                 11,502
12/31/1996                 11,126                 11,795
03/31/1997                 11,169                 11,767
06/30/1997                 11,477                 12,172
09/30/1997                 11,803                 12,539
12/31/1997                 12,129                 12,879
03/31/1998                 12,251                 13,028
06/30/1998                 12,368                 13,226
09/30/1998                 12,763                 13,632
12/31/1998                 12,874                 13,714
03/31/1999                 12,961                 13,835
06/30/1999                 12,692                 13,591
09/30/1999                 12,625                 13,537
12/31/1999                 12,432                 13,432
03/31/2000                 12,613                 13,824
06/30/2000                 12,677                 14,033
09/30/2000                 12,938                 14,373
12/31/2000                 13,319                 15,001
03/31/2001                 13,588                 15,334
06/30/2001                 13,711                 15,434
09/30/2001                 14,002                 15,867
12/31/2001                 13,811                 15,770
03/31/2002                 13,936                 15,919
06/30/2002                 14,378                 16,501
09/30/2002                 14,865                 17,285
12/31/2002                 14,891                 17,285
03/31/2003                 14,842                 17,492
06/30/2003                 15,370                 17,944
09/30/2003                 15,488                 17,958


Average Annual Total Returns of Class A Shares of the Fund at 9/30/03* 1-Year 0.54% 5-Year 3.21% 10-Year 4.47%

                                  [LINE CHART]

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
  Oppenheimer Limited Term Municipal Fund (Class B)
  Lehman Brothers Municipal Bond Index


                     Value of Investment       Lehman Brothers
Date                      In Fund           Municipal Bond Index
09/11/1995                $10,000                $10,000
09/30/1995                 10,011                 10,063
12/31/1995                 10,276                 10,479
03/31/1996                 10,250                 10,353
06/30/1996                 10,295                 10,432
09/30/1996                 10,469                 10,671
12/31/1996                 10,708                 10,943
03/31/1997                 10,729                 10,917
06/30/1997                 11,004                 11,293
09/30/1997                 11,295                 11,633
12/31/1997                 11,585                 11,949
03/31/1998                 11,680                 12,086
06/30/1998                 11,769                 12,270
09/30/1998                 12,122                 12,647
12/31/1998                 12,196                 12,723
03/31/1999                 12,263                 12,836
06/30/1999                 11,978                 12,609
09/30/1999                 11,900                 12,559
12/31/1999                 11,687                 12,461
03/31/2000                 11,835                 12,825
06/30/2000                 11,881                 13,019
09/30/2000                 12,103                 13,334
12/31/2000                 12,436                 13,917
03/31/2001                 12,663                 14,226
06/30/2001                 12,745                 14,319
09/30/2001                 13,007                 14,721
12/31/2001                 12,830                 14,631
03/31/2002                 12,947                 14,769
06/30/2002                 13,357                 15,309
09/30/2002                 13,810                 16,036
12/31/2002                 13,834                 16,036
03/31/2003                 13,788                 16,229
06/30/2003                 14,278                 16,647
09/30/2003                 14,388                 16,660


Average Annual Total Returns of Class B Shares of the Fund at 9/30/03* 1-Year -0.56% 5-Year 2.98% Since Inception 4.62%

*See Notes on page 9 for further details.

The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 9/30/93 for Class A, 8/31/95 for Class B and 11/30/93 for Class
C. Past performance cannot guarantee future results. Graphs are not drawn to same scale.


7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

                                  [LINE CHART]

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
  Oppenheimer Limited Term Municipal Fund (Class C)
  Lehman Brothers Municipal Bond Index


                     Value of Investment       Lehman Brothers
Date                      In Fund           Municipal Bond Index
12/01/1993                $10,000                $10,000
12/31/1993                 10,157                 10,211
03/31/1994                  9,651                  9,651
06/30/1994                  9,719                  9,757
09/30/1994                  9,748                  9,824
12/31/1994                  9,590                  9,683
03/31/1995                 10,072                 10,368
06/30/1995                 10,273                 10,617
09/30/1995                 10,541                 10,923
12/31/1995                 10,819                 11,374
03/31/1996                 10,794                 11,237
06/30/1996                 10,844                 11,323
09/30/1996                 11,029                 11,582
12/31/1996                 11,281                 11,877
03/31/1997                 11,304                 11,849
06/30/1997                 11,595                 12,257
09/30/1997                 11,894                 12,626
12/31/1997                 12,200                 12,969
03/31/1998                 12,300                 13,118
06/30/1998                 12,394                 13,318
09/30/1998                 12,767                 13,727
12/31/1998                 12,854                 13,809
03/31/1999                 12,916                 13,932
06/30/1999                 12,623                 13,686
09/30/1999                 12,533                 13,631
12/31/1999                 12,317                 13,525
03/31/2000                 12,472                 13,921
06/30/2000                 12,521                 14,131
09/30/2000                 12,747                 14,473
12/31/2000                 13,099                 15,106
03/31/2001                 13,338                 15,441
06/30/2001                 13,434                 15,541
09/30/2001                 13,694                 15,978
12/31/2001                 13,481                 15,880
03/31/2002                 13,579                 16,030
06/30/2002                 13,984                 16,616
09/30/2002                 14,422                 17,405
12/31/2002                 14,430                 17,405
03/31/2003                 14,346                 17,614
06/30/2003                 14,839                 18,069
09/30/2003                 14,916                 18,083

Average Annual Total Returns of Class C Shares of the Fund at 9/30/03* 1-Year 2.44% 5-Year 3.16% Since Inception 4.15%

*See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 9/30/93 for Class A, 8/31/95 for Class B and 11/30/93 for Class C.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Distribution yield at net asset value is annualized (based on last distribution) and divided by the net asset value on the Fund's 9/23/03 distribution date. Standardized yield (based on net investment income for the 30-day period ended 9/30/03) is annualized and divided by the period-end offering price. Distribution yield at net asset value does not include sales charges, which would reduce results. For Classes B and C, distribution yield at Maximum Offering Price does not include contingent deferred sales charges. Falling share prices may artificially increase yields.

Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/92, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2003

                                                                                       Effective
  Principal                                                                             Maturity*    Market Value
     Amount                                                Coupon        Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--105.0%
-------------------------------------------------------------------------------------------------------------------
Alabama--1.8%
$   100,000   AL 21st Century Authority Tobacco
              Settlement                                     5.250%    12/01/2006     12/01/2006 b   $    104,575
-------------------------------------------------------------------------------------------------------------------
     15,000   AL HFA (Collateralized Home Mortgage)          6.100     10/01/2020     04/01/2009 b         15,526
-------------------------------------------------------------------------------------------------------------------
     45,000   AL Hsg. Finance Authority                      5.750     04/01/2012     04/01/2009 b         47,421
-------------------------------------------------------------------------------------------------------------------
  4,505,000   Bay Minette, AL IDB (B.F. Goodrich)            6.500     02/15/2009     08/15/2005 b      4,599,380
-------------------------------------------------------------------------------------------------------------------
     30,000   Birmingham, AL Private Educational Building
              Authority (Birmingham-Southern College)        6.000     12/01/2021     06/01/2008 b         30,881
-------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International Corp.)                 5.900     02/01/2017     02/01/2006 b         15,210
-------------------------------------------------------------------------------------------------------------------
  2,000,000   Courtland, AL IDB
              (Champion International Corp.)                 6.150     06/01/2019     06/01/2007 b      2,065,920
-------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International Corp.)                 6.500     09/01/2025     09/01/2007 b         15,468
-------------------------------------------------------------------------------------------------------------------
    640,000   Courtland, AL IDB
              (Champion International Corp.), Series A       6.375     03/01/2029     03/01/2005 b        645,773
-------------------------------------------------------------------------------------------------------------------
      5,000   Huntsville, AL IDB (Coltec Industries)         9.875     10/01/2010     10/01/2003 b          5,012
-------------------------------------------------------------------------------------------------------------------
     30,000   Jasper, AL Medical Clinic Board
              (Walker Regional Medical Center)               6.400     07/01/2011     12/01/2003 b         30,345
-------------------------------------------------------------------------------------------------------------------
     45,000   Montgomery, AL Medical Clinic Board
              Health Care                                    7.000     03/01/2015     03/01/2004 b         45,098
-------------------------------------------------------------------------------------------------------------------
    540,000   Montgomery, AL Medical Clinic Board
              Health Care                                    7.375     03/01/2006     12/01/2005 b        541,858
-------------------------------------------------------------------------------------------------------------------
     25,000   Morgan County-Decatur, AL Health Care
              Authority (Decatur General Hospital)           6.250     03/01/2013     03/01/2004 b         26,025
-------------------------------------------------------------------------------------------------------------------
    775,000   Tuskugee, AL GO                                7.000     01/01/2021     01/01/2006 b        792,267
                                                                                                     --------------
                                                                                                        8,980,759

-------------------------------------------------------------------------------------------------------------------
Alaska--0.0%
     10,000   AK HFC (Veterans Homes), Series B-2            6.700     12/01/2025     12/01/2003 b         10,016
-------------------------------------------------------------------------------------------------------------------
     15,000   AK HFC, Series A                               6.000     12/01/2015     06/01/2008 b         15,108
-------------------------------------------------------------------------------------------------------------------
     40,000   AK International Airports, Series I            5.500     10/01/2015     10/01/2003 b         40,928
                                                                                                     --------------
                                                                                                           66,052

-------------------------------------------------------------------------------------------------------------------
Arizona--0.0%
     15,000   AZ COP, Series 1                               5.900     08/01/2008     02/01/2004 b         15,238
-------------------------------------------------------------------------------------------------------------------
     10,000   AZ COP, Series 4                               5.500     08/01/2019     08/01/2004 b         10,229
-------------------------------------------------------------------------------------------------------------------
     10,000   Glendale, AZ Improvement District No. 57       6.000     01/01/2011     01/01/2004 b         10,109
-------------------------------------------------------------------------------------------------------------------
     15,000   Pima County, AZ Junior College District        7.000     07/01/2009     01/01/2004 b         15,662
-------------------------------------------------------------------------------------------------------------------
     50,000   University of AZ Medical Center                6.250     07/01/2010     02/01/2004 b         50,708
                                                                                                     --------------
                                                                                                          101,946
-------------------------------------------------------------------------------------------------------------------
Arkansas--0.2%
     20,000   AR DFA (Single Family Mtg.), Series C          6.350     09/01/2014     09/01/2004 b         20,218
-------------------------------------------------------------------------------------------------------------------
     25,000   Independence County, AR Pollution Control
              (Arkansas Power & Light Company)               6.250     01/01/2021     07/01/2005 b         25,331
-------------------------------------------------------------------------------------------------------------------
     25,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)               6.300     11/01/2020     11/01/2003 b         25,015

10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                       Effective
  Principal                                                                             Maturity*    Market Value
     Amount                                                Coupon        Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Arkansas Continued
$   875,000   Warren, AR Solid Waste Disposal
              (Potlatch Corp.)                               7.500%    08/01/2013     02/01/2004 b   $    875,700
                                                                                                     --------------
                                                                                                          946,264
-------------------------------------------------------------------------------------------------------------------
California--7.8%
  1,000,000   CA CDA (East Valley Tourist)                  11.000     10/01/2020     03/01/2007 g        994,680
-------------------------------------------------------------------------------------------------------------------
  3,620,000   CA Golden State Tobacco
              Securitization Corp.                           6.250     06/01/2033     09/11/2012 c      3,139,481
-------------------------------------------------------------------------------------------------------------------
  8,000,000   CA Golden State Tobacco
              Securitization Corp. Enhanced w                5.750     06/01/2022     06/01/2008 b      8,421,520
-------------------------------------------------------------------------------------------------------------------
 11,500,000   CA Golden State Tobacco
              Securitization Corp. Enhanced w                5.750     06/01/2023     06/01/2008 b     12,086,155
-------------------------------------------------------------------------------------------------------------------
     60,000   CA Loan Purchasing Finance Authority           5.600     10/01/2014     10/01/2003 b         60,814
-------------------------------------------------------------------------------------------------------------------
  3,200,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center) INFLOS i         9.502 r   11/01/2015     11/01/2005 b      3,333,792
-------------------------------------------------------------------------------------------------------------------
    100,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center)
              PARS & INFLOS                                  5.400 v   11/01/2015     11/01/2005 b        102,091
-------------------------------------------------------------------------------------------------------------------
    250,000   Northern CA Tobacco Securitization
              Authority (TASC), Series B                     5.000     06/01/2028     04/28/2010 c        200,170
-------------------------------------------------------------------------------------------------------------------
    500,000   Sacramento, CA Cogeneration Authority
              (Proctor & Gamble)                             6.375     07/01/2010     07/01/2005 b        531,135
-------------------------------------------------------------------------------------------------------------------
  6,000,000   Santa Rosa, CA Rancheria Tachi Yokut
              Tribe Enterprise                               6.125     03/01/2013     04/06/2011 c      5,991,120
-------------------------------------------------------------------------------------------------------------------
  5,000,000   Southern CA Tobacco Securitization
              Authority (TASC)                               5.500     06/01/2036     08/18/2014 c      3,867,500
                                                                                                     --------------
                                                                                                       38,728,458

-------------------------------------------------------------------------------------------------------------------
Colorado--1.5%
     30,000   Adams County, CO Pollution Control,
              Series A                                       5.875     04/01/2014     10/01/2003 b         30,412
-------------------------------------------------------------------------------------------------------------------
     20,000   Arapahoe County, CO School District GO         6.350     12/01/2004     12/01/2003 b         20,284
-------------------------------------------------------------------------------------------------------------------
    100,000   CO Health Facilities Authority
              (North Colorado Medical Center)                6.000     05/15/2020     11/15/2003 b        102,392
-------------------------------------------------------------------------------------------------------------------
     12,000   CO Hsg. & Finance Authority, Series A          7.400     11/01/2027     05/01/2004 g         12,069
-------------------------------------------------------------------------------------------------------------------
    480,000   CO Hsg. & Finance Authority, Series B1         7.900     12/01/2025     01/01/2004 g        501,327
-------------------------------------------------------------------------------------------------------------------
    680,000   CO Hsg. & Finance Authority, Series C-2        6.875     11/01/2028     03/01/2005 c        684,005
-------------------------------------------------------------------------------------------------------------------
     20,000   Denver, CO City & County Airport               5.600     11/15/2020     11/15/2006 b         21,772
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport RITES i      10.589 r   11/15/2014     11/15/2010 b      1,233,280
-------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City & County Airport RITES i      10.589 r   11/15/2015     11/15/2010 b      1,842,090
-------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City & County Airport RITES        10.589 r   11/15/2016     11/15/2010 b      1,828,410
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport RITES        10.589 r   11/15/2018     11/15/2010 b      1,206,000
                                                                                                     --------------
                                                                                                        7,482,041
-------------------------------------------------------------------------------------------------------------------
Connecticut--0.2%
    105,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic Corp.)                   5.500     06/01/2028     06/01/2004 b        107,356
-------------------------------------------------------------------------------------------------------------------
    105,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic Corp.)                   5.600     06/01/2028     06/01/2005 b        107,435

11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                         Effective
  Principal                                                                               Maturity*    Market Value
     Amount                                                  Coupon        Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Connecticut Continued
$   170,000   CT Health & Educational Facilities Authority
              (New Britain General Hospital), Series B         6.000%    07/01/2024     07/01/2004 b   $    178,505
---------------------------------------------------------------------------------------------------------------------
     30,000   CT Health & Educational Facilities Authority,
              Series E                                         6.500     07/01/2014     01/01/2004 b         30,789
---------------------------------------------------------------------------------------------------------------------
     45,000   CT HFA                                           6.000     11/15/2027     11/15/2008 b         46,762
---------------------------------------------------------------------------------------------------------------------
     50,000   CT HFA (Greenwich Boys and Girls Club)           6.000     11/15/2027     11/15/2006 b         51,958
---------------------------------------------------------------------------------------------------------------------
     25,000   CT Resource Recovery Authority
              (Browning-Ferris Industries)                     6.450     11/15/2022     11/15/2006 b         25,279
---------------------------------------------------------------------------------------------------------------------
     45,000   Hartford, CT Redevel. Agency (Underwood)        10.000     02/01/2025     02/01/2004 b         48,263
---------------------------------------------------------------------------------------------------------------------
    600,000   Mashantucket, CT Western Pequot Tribe,
              Series B                                         5.600     09/01/2009     09/01/2008 b        652,302
                                                                                                       ------------
                                                                                                          1,248,649
---------------------------------------------------------------------------------------------------------------------
Delaware--0.5%
  1,080,000   DE EDA (Student Hsg.- University Courtyard)      5.750     08/01/2014     08/01/2010 b      1,191,715
---------------------------------------------------------------------------------------------------------------------
  1,010,000   Quaker Hill, DE Hsg. Corp. (Terry Apartments)    7.550     02/01/2022     07/01/2004 b      1,050,148
                                                                                                       --------------
                                                                                                          2,241,863
---------------------------------------------------------------------------------------------------------------------
Florida--7.6%
    465,000   Brevard County, FL Hsg. Finance Authority
              (Single Family Mtg.)                            6.700      09/01/2027 09/01/2004 b       479,629
---------------------------------------------------------------------------------------------------------------------
    100,000   Brevard, FL IDR (NUI Corp.)                      6.400     10/01/2024     10/01/2004 b        107,081
    450,000   Clay County, FL Hsg. Finance Authority
              (Single Family Mtg.)                             6.550     03/01/2028     07/15/2004 g        459,940
     65,000   Dade County, FL Aviation
              (Miami International Airport)                    5.750     10/01/2026     10/01/2008 b         68,988
     20,000   Dade County, FL HFA
              (Lincoln Fields Apartments)                      6.250     07/01/2024     07/01/2004 b         20,089
  3,535,000   Escambia County, FL Pollution Control
              (Champion International Corp.)                   6.900     08/01/2022     08/01/2004 b      3,685,980
  7,000,000   FL Gateway Services Community Devel.
              District Special Assessment (Sun City Center)    5.500     05/01/2010     08/15/2005 c      6,974,800
  1,000,000   FL HFA (Multifamily Hsg.), Series C              6.000     08/01/2011     08/01/2006 b      1,146,000
     75,000   FL HFA (Multifamily Hsg.), Series I              6.500     07/01/2016     07/01/2008 b         76,182
    620,000   FL HFA (Multifamily Hsg.), Series I              6.625     07/01/2028     07/01/2008 b        621,538
      5,000   FL HFA (Single Family Hsg.), Series A            6.650     01/01/2024     01/01/2005 b          5,178
     25,000   FL HFA (Single Family Hsg.), Series B            5.875     01/01/2027     01/01/2006 b         25,400
    350,000   FL HFA (Single Family Hsg.), Series B            6.650     07/01/2026     07/01/2004 b        359,797
     45,000   FL HFC                                           5.900     07/01/2021     07/01/2009 b         47,132
     35,000   Hollywood, FL Water & Sewer                      5.500     10/01/2015     10/01/2003 b         35,815
    540,000   Jackson County, FL School Board                  7.900     12/01/2016     12/01/2003 b        543,019
     70,000   Jacksonville, FL Hospital
              (University Medical Center)                      6.500     02/01/2011     02/01/2004 b         71,407
     50,000   Jacksonville, FL Port Authority                  5.625     11/01/2018     11/01/2008 b         54,196
     25,000   Lakeland, FL Light & Water                       5.750     10/01/2019     10/01/2003 b         27,821
     45,000   Lee County, FL Capital Improvement
              & Transportation Facilities                      5.600     10/01/2021     10/01/2003 b         46,036
      5,000   Manatee County, FL HFA, Series A                 9.125     06/01/2016     12/01/2003 b          5,041
 10,125,000   Martin County, FL IDA (Indiantown Cogeneration)  7.875     12/15/2025     12/15/2004 b     10,598,040

12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                       Effective
  Principal                                                                             Maturity*    Market Value
     Amount                                                Coupon        Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Florida Continued
$    85,000   Miami, FL Community Redevel.
              (Southeast Overtown/Park West)                 8.500%    10/01/2015     10/01/2003 b   $     85,252
-------------------------------------------------------------------------------------------------------------------
  3,500,000   Miami, FL Health Facilities Authority
              (Mercy Hospital) IRS                           9.340 r   08/15/2015     08/15/2004 b      3,852,730
-------------------------------------------------------------------------------------------------------------------
     10,000   Miami, FL Sports & Exhibit Authority, Series A 6.150     10/01/2020     10/01/2003 b         10,138
-------------------------------------------------------------------------------------------------------------------
     40,000   North Palm Beach Heights, FL Water
              Control District, Series A                     6.500     10/01/2012     10/01/2003 b         40,578
-------------------------------------------------------------------------------------------------------------------
    455,000   Oakland, FL Charter School w                   6.950     12/01/2015     05/01/2011 g        456,606
-------------------------------------------------------------------------------------------------------------------
    175,000   Ocoee, FL Water & Sewer System                 5.750     10/01/2017     10/01/2003 b        179,125
-------------------------------------------------------------------------------------------------------------------
     50,000   Osceola County, FL Osceola Parkway             6.100     04/01/2017     10/01/2003 b         50,698
-------------------------------------------------------------------------------------------------------------------
    100,000   Palm Beach County, FL Airport Centre           6.000     08/01/2013     08/01/2004 b        101,389
-------------------------------------------------------------------------------------------------------------------
      5,000   Palm Beach County, FL Hsg. Finance Authority,
              Series A                                       6.800     10/01/2027     10/01/2004 b          5,151
-------------------------------------------------------------------------------------------------------------------
     30,000   Pinellas County, FL HFA, Series A              6.000     04/01/2029     04/01/2008 b         31,037
-------------------------------------------------------------------------------------------------------------------
    130,000   Pinellas County, FL HFA, Series A              6.550     08/01/2027     08/01/2004 b        133,847
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Sumter Landing, FL Community Devel.
              District Special Assessment                    6.250     05/01/2013     05/01/2009 c      1,010,340
-------------------------------------------------------------------------------------------------------------------
  6,000,000   Volusia County, FL EFA
              (Emery-Riddle Aeronautical University)         6.125     10/15/2026     10/15/2008 b      6,054,060
                                                                                                     --------------
                                                                                                       37,470,060
-------------------------------------------------------------------------------------------------------------------
Georgia--0.7%
     15,000   Augusta, GA Hsg. Rehabilitation Agency
              (Bon Air)                                      7.500     03/01/2014     03/01/2006 b         15,223
-------------------------------------------------------------------------------------------------------------------
  2,100,000   Cobb County, GA Devel. Authority
              (Boise Cascade Corp.)                          7.000     09/01/2014     09/01/2006 b      2,146,830
-------------------------------------------------------------------------------------------------------------------
     10,000   Cumming, GA Water & Sewer                      6.250     12/01/2024     12/01/2003 b         10,275
-------------------------------------------------------------------------------------------------------------------
     55,000   Fulton County, GA Hsg. Authority               6.550     03/01/2018     03/01/2005 b         56,243
-------------------------------------------------------------------------------------------------------------------
     15,000   Fulton-DeKalb, GA (Grady Memorial Hospital)    5.500     01/01/2012     07/01/2004 b         15,351
-------------------------------------------------------------------------------------------------------------------
    125,000   Fulton-DeKalb, GA (Grady Memorial Hospital)    5.500     01/01/2020     07/01/2004 b        127,845
-------------------------------------------------------------------------------------------------------------------
     40,000   GA Hsg. & Finance Authority
              (Home Ownership Program)                       6.600     06/01/2025     06/29/2006 b         40,899
-------------------------------------------------------------------------------------------------------------------
     25,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series A                 5.250     12/01/2020     12/01/2005 b         25,410
-------------------------------------------------------------------------------------------------------------------
     10,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series B2                6.150     12/01/2028     06/01/2008 b         10,378
-------------------------------------------------------------------------------------------------------------------
     25,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series C2                5.800     12/01/2026     12/01/2009 b         26,065
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Rockdale County, GA Devel. Authority
              (Visy Paper)                                   7.500     01/01/2026     01/01/2006 b      1,002,380
-------------------------------------------------------------------------------------------------------------------
     10,000   Rome, GA New Public Housing Authority          5.750     11/01/2010     11/01/2003 b         11,439
-------------------------------------------------------------------------------------------------------------------
    100,000   Savannah, GA EDA
              (University Financing Foundation)              6.750     11/15/2031     11/15/2010 b        110,605
                                                                                                     --------------
                                                                                                        3,598,943
-------------------------------------------------------------------------------------------------------------------
Hawaii--0.1%
     50,000   HI Harbor Capital Improvement                  5.500     07/01/2027     07/01/2009 b         51,524
-------------------------------------------------------------------------------------------------------------------
     65,000   HI HF&D Corp. (Single Family Mtg.), Series A   6.000     07/01/2026     07/01/2006 b         66,278
-------------------------------------------------------------------------------------------------------------------
     15,000   HI HF&D Corp. (Single Family Mtg.), Series B   5.700     07/01/2013     07/01/2006 b         15,437

13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                       Effective
  Principal                                                                             Maturity*    Market Value
     Amount                                                Coupon        Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Hawaii Continued
$   150,000   HI HF&D Corp. (Single Family Mtg.), Series B   5.900%    07/01/2027     07/01/2006 b   $    153,624
                                                                                                     --------------
                                                                                                          286,863
-------------------------------------------------------------------------------------------------------------------
Idaho--0.0%
     25,000   ID Hsg. & Finance Assoc.
              (Single Family Mtg.), Series F                 6.050     07/01/2009     08/01/2005 g         25,947
-------------------------------------------------------------------------------------------------------------------
     50,000   ID Hsg. & Finance Assoc.
              (Single Family Mtg.), Series H-2               6.200     07/01/2028     11/15/2006 g         52,865
-------------------------------------------------------------------------------------------------------------------
      5,000   ID Hsg. Agency (Single Family Mtg.)            7.600     07/01/2005     04/11/2004 c          5,020
-------------------------------------------------------------------------------------------------------------------
     15,000   ID Hsg. Agency (Single Family Mtg.), Series A  5.850     01/01/2005     01/01/2005           15,109
-------------------------------------------------------------------------------------------------------------------
     20,000   ID Hsg. Agency (Single Family Mtg.), Series A  6.125     07/01/2026     12/31/2010 g         21,711
-------------------------------------------------------------------------------------------------------------------
     20,000   Twin Falls, ID IDC
              (Seastrom Manufacturing Corp.)                 5.950     08/01/2005     08/01/2005           20,269
                                                                                                     --------------
                                                                                                          140,921
-------------------------------------------------------------------------------------------------------------------
Illinois--2.3%
    270,000   Chicago, IL Metropolitan HDC                   6.850     07/01/2022     07/01/2004 b        272,821
-------------------------------------------------------------------------------------------------------------------
     25,000   Chicago, IL Multifamily Hsg.
              (St. Edmund's Village)                         6.125     09/20/2024     09/20/2010 b         26,260
-------------------------------------------------------------------------------------------------------------------
     15,000   IL DFA (Children's Home & Aid Society)         7.125     03/15/2007     03/15/2004 b         15,220
-------------------------------------------------------------------------------------------------------------------
  2,750,000   IL DFA (Citgo Petroleum Corp.)                 8.000     06/01/2032     06/01/2012 b      2,794,440
-------------------------------------------------------------------------------------------------------------------
  2,540,000   IL DFA (Olin Corp.)                            6.750     03/01/2016     04/01/2014 b      2,630,805
-------------------------------------------------------------------------------------------------------------------
  2,000,000   IL EFA (Art Institute of Chicago)              5.375     03/01/2018     03/01/2013 b      2,133,880
-------------------------------------------------------------------------------------------------------------------
  1,250,000   IL EFA (Art Institute of Chicago)              5.375     03/01/2023     03/01/2013 b      1,292,888
-------------------------------------------------------------------------------------------------------------------
     25,000   IL Hsg. Devel. Authority
              (Brookdale Village Apartments)                 6.200     09/01/2014     03/01/2005 b         25,245
-------------------------------------------------------------------------------------------------------------------
     60,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series A                   6.050     07/01/2015     07/01/2005 b         61,265
-------------------------------------------------------------------------------------------------------------------
     75,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series A                   6.125     07/01/2025     07/01/2005 b         76,273
-------------------------------------------------------------------------------------------------------------------
    120,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series C                   7.350     07/01/2011     01/01/2004 b        121,140
-------------------------------------------------------------------------------------------------------------------
     15,000   IL Hsg. Devel. Authority
              (Multifamily Program), Series 3                6.200     09/01/2023     09/01/2005 b         15,262
-------------------------------------------------------------------------------------------------------------------
     30,000   IL Metro Pier & Exposition Authority           6.500     06/15/2027     12/15/2003 b         30,717
-------------------------------------------------------------------------------------------------------------------
    105,000   IL Student Assistance Commission
              Student Loan Revenue, Series BB               6.750      03/01/2015     03/01/2004 b        106,518
-------------------------------------------------------------------------------------------------------------------
     20,000   Lake County, IL HFC, Series A                  6.800     05/01/2023     11/01/2003 b         20,025
-------------------------------------------------------------------------------------------------------------------
    500,000   Lake County, IL HFC, Series A                  6.800     05/01/2023     11/01/2003 b        500,630
-------------------------------------------------------------------------------------------------------------------
     75,000   Markham, IL GO                                 8.000     01/01/2011     01/01/2005 b         78,713
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Onterie Center, IL HFC                         7.050     07/01/2027     07/01/2006 b      1,010,020
                                                                                                     --------------
                                                                                                       11,212,122
-------------------------------------------------------------------------------------------------------------------
Indiana--3.2%
     75,000   Hammond, IN Sewage & Solid Waste Disposal
              (American Maize Products)                      8.000     12/01/2024     12/01/2004 b         80,549
-------------------------------------------------------------------------------------------------------------------
  1,135,000   IN Bond Bank (State Revolving Fund)            6.875     02/01/2012     02/01/2005 b      1,242,167
-------------------------------------------------------------------------------------------------------------------
    155,000   IN DFA (PSI Energy)                            5.750     02/15/2028     02/15/2004 b        158,616

14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                         Effective
  Principal                                                                               Maturity*    Market Value
     Amount                                                  Coupon        Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Indiana Continued
$    60,000   IN Health Facilities Finance Authority
              (Community Hospitals)                            6.400%    05/01/2012     05/01/2004 b   $     60,871
---------------------------------------------------------------------------------------------------------------------
     50,000   IN Port Commission (Cargill)                     6.875     05/01/2012     10/01/2003 b         50,740
---------------------------------------------------------------------------------------------------------------------
     10,000   IN Toll Road Finance Authority                   6.000     07/01/2015     01/01/2004 b         10,014
---------------------------------------------------------------------------------------------------------------------
  6,700,000   Indianapolis, IN Airport (Federal Express Corp.) 7.100     01/15/2017     07/15/2004 b      7,071,716
---------------------------------------------------------------------------------------------------------------------
    880,000   Jasper County, IN Pollution Control
              (Northern Indiana Public Service)                7.100     07/01/2017     12/01/2003 b        910,008
---------------------------------------------------------------------------------------------------------------------
    100,000   Noblesville, IN Economic Devel.
              (Lions Creek Assoc.)                             7.000     11/01/2012     11/01/2003 b        103,730
---------------------------------------------------------------------------------------------------------------------
  1,550,000   Rockport, IN Pollution Control
              (Indiana-Michigan Power Company)                 7.600     03/01/2016     03/01/2004 b      1,581,620
---------------------------------------------------------------------------------------------------------------------
     35,000   Rockport, IN Pollution Control
             (Indiana-Michigan Power Company)                  7.600     03/01/2016     03/01/2004 b         36,295
---------------------------------------------------------------------------------------------------------------------
  4,365,000   Sullivan, IN Pollution Control (Hoosier Energy)  7.100     04/01/2019     10/01/2003 b      4,539,164
---------------------------------------------------------------------------------------------------------------------
     15,000   Warwick County, IN Environmental
              Improvement (Vectren Corp.)                      6.000     05/01/2023     05/01/2004 b         15,357
                                                                                                       --------------
                                                                                                         15,860,847
---------------------------------------------------------------------------------------------------------------------
Iowa--0.0%
     30,000   Council Bluffs, IA Pollution Control
              (Midwest Power Systems)                          5.950     05/01/2023     11/01/2003 b         30,701
---------------------------------------------------------------------------------------------------------------------
     20,000   Salix, IA Pollution Control
              (Northwestern Public Service Company)            5.900     06/01/2023     01/01/2004 b         20,528
                                                                                                       --------------
                                                                                                             51,229
---------------------------------------------------------------------------------------------------------------------
Kansas--0.0%
     95,000 Kansas City, KS Mtg. Revenue                       7.000     12/01/2011     06/01/2004 b         96,104
---------------------------------------------------------------------------------------------------------------------
Kentucky--5.5%
  4,000,000   Ashland, KY Pollution Control (Ashland Oil)      6.650     08/01/2009     08/01/2004 b      4,086,000
---------------------------------------------------------------------------------------------------------------------
 14,330,000   Ashland, KY Sewer & Solid Waste
              (Ashland Oil)                                    7.125     02/01/2022     02/01/2005 b     15,100,524
---------------------------------------------------------------------------------------------------------------------
  3,000,000   Boone County, KY Pollution Control
              (Dayton Power & Light Company)                   6.500     11/15/2022     11/15/2003 b      3,086,700
---------------------------------------------------------------------------------------------------------------------
  4,520,000   Henderson County, KY Solid Waste Disposal
              (MacMillan Bloedel)                              7.000     03/01/2025     03/01/2005 b      4,763,492
---------------------------------------------------------------------------------------------------------------------
     25,000   Jefferson County, KY Pollution Control
              (E.I. Dupont de Nemours)                         6.300     07/01/2012     07/01/2004 b         25,858
---------------------------------------------------------------------------------------------------------------------
     10,000   KY Hsg. Corp.                                    5.950     01/01/2024     08/01/2005 b         10,151
                                                                                                       --------------
                                                                                                         27,072,725
---------------------------------------------------------------------------------------------------------------------
Louisiana--5.4%
  1,315,000   Calcasieu Parish, LA IDB (Olin Corp.)            6.625     02/01/2016     04/01/2010 b      1,385,352
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Calcasieu Parish, LA Public Trust Authority      5.000     04/01/2028     03/22/2009 g      1,081,750
---------------------------------------------------------------------------------------------------------------------
      5,000   DeSoto Parish, LA Environmental Improvement
              (International Paper Company), Series B          6.550     04/01/2019     06/01/2006 b          5,206
---------------------------------------------------------------------------------------------------------------------
  4,480,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power Company)            7.600     01/01/2019     12/01/2003 b      4,640,384
---------------------------------------------------------------------------------------------------------------------
    165,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power Company)            7.600     01/01/2019     01/01/2004 b        171,402

15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                       Effective
  Principal                                                                            Maturity*    Market Value
     Amount                                                 Coupon       Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Louisiana Continued
$   170,000   East Baton Rouge, LA Mortgage
              Finance Authority 3                            5.600%    04/01/2022     04/01/2009 b   $    175,233
-------------------------------------------------------------------------------------------------------------------
  2,540,000   Hodge, LA Utility (Stone Container Corp.)      9.000     03/01/2010     03/01/2004 b      2,606,548
-------------------------------------------------------------------------------------------------------------------
    100,000   Jefferson Parish, LA Hospital Service
              District No. 2                                 5.750     07/01/2016     07/01/2004 b        102,353
-------------------------------------------------------------------------------------------------------------------
    855,000   LA Local Government Environmental
              Facilities & CDA (Oakleigh Apartments)         6.000     06/01/2016     01/06/2014 g        845,963
-------------------------------------------------------------------------------------------------------------------
     50,000   LA Public Facilities Authority
              (General Health), Series A                     6.500     11/01/2014     11/01/2003 b         50,930
-------------------------------------------------------------------------------------------------------------------
     10,000   LA Public Facilities Authority
              (Multi-Family Hsg.), Series A                  7.500     06/01/2021     12/01/2003 b         10,522
-------------------------------------------------------------------------------------------------------------------
  3,750,000   LA Tobacco Settlement Financing Corp.
              (TASC), Series B                               5.500     05/15/2030     06/02/2011 c      3,008,212
-------------------------------------------------------------------------------------------------------------------
  2,375,000   New Orleans, LA HDC (Southwood Patio)          7.700     02/01/2022     02/01/2004 b      2,413,000
-------------------------------------------------------------------------------------------------------------------
     10,000   New Orleans, LA Home Mtg. Authority            6.200     06/01/2015     06/01/2005 b         10,374
-------------------------------------------------------------------------------------------------------------------
    485,000   New Orleans, LA Home Mtg. Authority            7.000     05/01/2014     11/01/2003 b        495,321
-------------------------------------------------------------------------------------------------------------------
    100,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                           6.100     08/01/2019     08/01/2006 b        100,531
-------------------------------------------------------------------------------------------------------------------
     15,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                           6.125     08/01/2010     08/01/2006 b         15,112
-------------------------------------------------------------------------------------------------------------------
    525,000   South LA Port Commission
              (Kinder Morgan Energy Partners)                7.000     03/01/2023     03/01/2004 b        546,262
-------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)              7.000     12/01/2022     12/01/2003 b         76,343
-------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)              7.050     04/01/2022     10/01/2003 b         77,273
-------------------------------------------------------------------------------------------------------------------
  7,035,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)              7.500     06/01/2021     12/01/2003 b      7,151,078
-------------------------------------------------------------------------------------------------------------------
  1,725,000   St. Charles Parish, LA Pollution Control
              (Union Carbide)                                7.350     11/01/2022     11/01/2022        1,584,585
                                                                                                     --------------
                                                                                                       26,553,734
-------------------------------------------------------------------------------------------------------------------
Maine--0.0%
     25,000   ME H&HEFA (University of New England)          5.750     07/01/2023     01/01/2004 b         25,586
-------------------------------------------------------------------------------------------------------------------
     20,000   ME State Hsg. Authority Mtg., Series B-2       6.050     11/15/2020     11/15/2009 b         21,091
-------------------------------------------------------------------------------------------------------------------
    100,000   ME State Hsg. Authority Mtg., Series C-1       6.050     11/15/2026     11/15/2007 b        104,044
                                                                                                     --------------
                                                                                                          150,721
-------------------------------------------------------------------------------------------------------------------
Maryland--2.4%
     25,000   Anne Arundel County, MD Pollution Control
              (Baltimore Gas & Electric)                     6.000     04/01/2024     04/01/2006 b         25,656
-------------------------------------------------------------------------------------------------------------------
     75,000   Baltimore, MD City Hsg. Corp., Series A        7.250     07/01/2023     01/01/2004 b         76,687
-------------------------------------------------------------------------------------------------------------------
     30,000   Baltimore, MD Port Facilities
              (E.I. DuPont De Nemours)                       6.500     10/01/2011     10/01/2003 b         30,733
-------------------------------------------------------------------------------------------------------------------
    175,000   MD Dawson-Adams Devel. Corp.
              (Elderly Hsg.)                                 7.375     05/01/2013     11/01/2003 b        175,298
-------------------------------------------------------------------------------------------------------------------
  5,585,000   MD Economic Devel. Corp. Student Hsg.
              (Bowie State University)                       6.000     06/01/2023     06/01/2013 b      5,879,497
-------------------------------------------------------------------------------------------------------------------
  5,000,000   MD Economic Devel. Corp. Student Hsg.
              (University MD College Park)                   6.500     06/01/2027     06/01/2013 b      5,376,450

16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                       Effective
  Principal                                                                            Maturity*    Market Value
     Amount                                                 Coupon       Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Maryland Continued
$    10,000   MD Environmental Service COP
              (Water & Wastewater Facilities), Series A      6.500%    06/01/2005     12/01/2003 b   $    10,045
-------------------------------------------------------------------------------------------------------------------
     25,000   MD Hsg. Community Devel. People's
              Resource Center                                6.200     04/01/2017     04/01/2007 b         25,511
-------------------------------------------------------------------------------------------------------------------
    150,000   MD State Transportation Authority              5.750     07/01/2013     12/01/2003 b        150,561
-------------------------------------------------------------------------------------------------------------------
     25,000   MD State Transportation Authority              6.500     07/01/2004     01/01/2004 b         25,113
-------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series A                   6.000     07/01/2020     07/01/2007 b         10,397
-------------------------------------------------------------------------------------------------------------------
     15,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series C                   7.150     07/01/2023     07/01/2004 b         15,154
-------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD HOC
              (Single Family Mtg.), Series A                 5.800     07/01/2017     07/01/2008 b         10,660
-------------------------------------------------------------------------------------------------------------------
     25,000   Prince Georges County, MD Hsg. Authority
              (Templeton Manor)                              5.750     10/20/2016     10/20/2003 b         25,525
-------------------------------------------------------------------------------------------------------------------
     55,000   Prince Georges County, MD Local Government     6.050     08/01/2012     02/01/2004 b         55,774
-------------------------------------------------------------------------------------------------------------------
    165,000   Prince Georges County, MD Solid
              Waste Management System                        6.500     06/15/2007     12/15/2003 b        169,049
-------------------------------------------------------------------------------------------------------------------
     25,000   Upper Potomac River Commission,
              MD Pollution Control (Westvaco Corp.)          9.125     08/01/2015     02/01/2004 b         25,653
                                                                                                     --------------
                                                                                                       12,087,763
-------------------------------------------------------------------------------------------------------------------
Massachusetts--1.4%
     30,000   Framingham, MA HDC (Claffin House),
              Series A                                       6.950     01/01/2024     12/01/2003 b         30,480
-------------------------------------------------------------------------------------------------------------------
  1,000,000   MA DFA (Massachusetts College of
              Pharmacy Allied Health Sciences)               6.375     07/01/2023     07/01/2014 b      1,066,450
-------------------------------------------------------------------------------------------------------------------
     20,000   MA H&EFA (Beth Israel Hospital)                5.750     07/01/2012     07/01/2004 b         20,273
-------------------------------------------------------------------------------------------------------------------
     25,000   MA H&EFA (Boston College)                      6.625     07/01/2021     01/01/2004 b         25,256
-------------------------------------------------------------------------------------------------------------------
    340,000   MA H&EFA (Jordan Hospital)                     6.875     10/01/2015     10/01/2003 b        340,796
-------------------------------------------------------------------------------------------------------------------
    105,000   MA H&EFA (Mt. Auburn Hospital)                 6.300     08/15/2024     08/15/2004 b        111,772
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 21                              6.300     06/01/2025     06/01/2004 b          5,018
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series 21                              7.125     06/01/2025     06/01/2004 b         15,110
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 22                              6.100     06/01/2016     06/01/2004 b          5,034
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series 26                              5.600     06/01/2025     12/01/2005 b         15,127
-------------------------------------------------------------------------------------------------------------------
     20,000   MA HFA, Series 29                              6.750     06/01/2026     06/01/2004 b         20,523
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 32                              6.600     12/01/2026     12/01/2004 b          5,162
-------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series 33                              6.350     06/01/2017     12/01/2004 b         10,370
-------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series A                               6.100     12/01/2016     12/01/2005 b         10,479
-------------------------------------------------------------------------------------------------------------------
  2,415,000   MA HFA, Series A                               6.150     07/01/2018     07/01/2005 b      2,521,115
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series A                               6.375     04/01/2021     04/01/2005 b         15,331
-------------------------------------------------------------------------------------------------------------------
  1,780,000   MA HFA, Series A                               6.600     07/01/2014     07/01/2004 b      1,835,447
-------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series B                               5.800     12/01/2025     12/01/2005 b         50,902
-------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series E                               6.050     07/01/2020     07/01/2009 b         52,735
-------------------------------------------------------------------------------------------------------------------
     15,000   Natick, MA GO                                  5.600     08/01/2009     08/01/2004 b         15,376
-------------------------------------------------------------------------------------------------------------------
    805,000   Somerville, MA HDC (Multifamily Hsg.),
              Series 1990A                                   7.500     01/01/2024     01/01/2004 b        831,404
                                                                                                     --------------
                                                                                                        7,004,160

17| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                       Effective
  Principal                                                                            Maturity*    Market Value
     Amount                                                 Coupon       Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Michigan--0.9%
$    55,000   Detroit, MI HFC
              (Across The Park Section 8 Elderly Hsg.)       7.875%    06/01/2010     06/01/2005 b   $     55,385
-------------------------------------------------------------------------------------------------------------------
     50,000   Devon Trace, MI Hsg. Corp.                     7.375     08/01/2023     12/01/2003 b         50,912
-------------------------------------------------------------------------------------------------------------------
  2,500,000   MI Hospital Finance Authority
              (Detroit Sinai Hospital)                       6.000     01/01/2008     02/12/2006 g      2,163,775
-------------------------------------------------------------------------------------------------------------------
     45,000   MI Hsg. Devel. Authority
              (BGC-II Nonprofit Hsg. Corp.)                  5.500     01/15/2018     07/15/2006 b         46,052
-------------------------------------------------------------------------------------------------------------------
     20,000   MI Hsg. Devel. Authority, Series B             5.700     04/01/2012     04/01/2006 b         20,523
-------------------------------------------------------------------------------------------------------------------
  1,600,000   MI Hsg. Devel. Authority, Series C             5.950     12/01/2014     12/01/2007 b      1,667,072
-------------------------------------------------------------------------------------------------------------------
     20,000   MI Municipal Bond Authority                    7.200     11/01/2020     11/01/2003 b         20,630
-------------------------------------------------------------------------------------------------------------------
    270,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                 6.550     10/01/2022     10/01/2004 b        273,051
-------------------------------------------------------------------------------------------------------------------
     25,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                 7.100     02/01/2006     02/01/2006           26,925
-------------------------------------------------------------------------------------------------------------------
     35,000   MI Strategic Fund Limited Obligation
              (WMX Technologies)                             6.000     12/01/2013     12/01/2004 b         35,774
-------------------------------------------------------------------------------------------------------------------
     15,000   Saginaw, MI Hospital Finance Authority
              (Saint Lukes Hospital), Series C               6.000     07/01/2021     01/01/2004 b         15,059
-------------------------------------------------------------------------------------------------------------------
     75,000   Saline, MI Building Authority GO               7.000     07/01/2008     12/01/2003 b         76,860
-------------------------------------------------------------------------------------------------------------------
     50,000   Wayne Charter County, MI Airport
              (Detroit Metro)                                5.500     12/01/2021     12/01/2005 b         51,318
                                                                                                     --------------
                                                                                                        4,503,336
-------------------------------------------------------------------------------------------------------------------
Minnesota--2.7%
  2,610,000   Hubbard County, MN Solid Waste
              (Potlatch Corp.)                               7.375     08/01/2013     08/01/2013        2,613,576
-------------------------------------------------------------------------------------------------------------------
  5,815,000   International Falls, MN Environmental
              Facilities (Boise Cascade Corp.)               7.200     10/01/2024     10/01/2006 b      5,981,076
-------------------------------------------------------------------------------------------------------------------
     20,000   Minneapolis & St. Paul, MN Hsg. & Redevel.
              Authority (Children's Health Care)             5.500     08/15/2025     08/15/2007 b         21,026
-------------------------------------------------------------------------------------------------------------------
     15,000   MN HFA (Single Family Hsg.)                    6.150     01/01/2026     07/01/2004 b         15,218
-------------------------------------------------------------------------------------------------------------------
     90,000   MN HFA (Single Family Mtg.)                    5.600     07/01/2022     07/01/2005 b         93,001
-------------------------------------------------------------------------------------------------------------------
     20,000   MN HFA (Single Family Mtg.), Series D-2        5.950     01/01/2017     07/01/2004 b         20,421
-------------------------------------------------------------------------------------------------------------------
     10,000   MN HFA (Single Family Mtg.), Series H          6.500     01/01/2026     01/01/2004 b         10,156
-------------------------------------------------------------------------------------------------------------------
  4,500,000   St. Louis Park, MN HCF ROLS                    8.983 r   07/01/2013     07/01/2005 b      4,647,825
                                                                                                     --------------
                                                                                                       13,402,299
-------------------------------------------------------------------------------------------------------------------
Mississippi--0.4%
     15,000   Lamar County, MS Pollution Control
              (Southern Mississippi Electric
              Power Association)                             6.125     03/01/2008     03/01/2004 b         15,264
-------------------------------------------------------------------------------------------------------------------
     50,000   MS Business Finance Corp.
              (E.I. DuPont De Nemours)                       7.150     05/01/2016     11/01/2003 b         51,078
-------------------------------------------------------------------------------------------------------------------
     25,000   MS Home Corp. (Government National
              Mortgage Assn. Collateral Mtg.), Series B      6.500     12/01/2024     12/01/2005 b         25,344
-------------------------------------------------------------------------------------------------------------------
  1,670,000   MS Home Corp. (Single Family Mtg.), Series I   7.375     06/01/2028     12/01/2006 b      1,795,150
-------------------------------------------------------------------------------------------------------------------
     15,000   MS Hospital Equipment & Facilities Authority
             (Singing River Hospital)                        5.500     03/01/2023     03/01/2005 b         15,348
                                                                                                     --------------
                                                                                                        1,902,184

18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                         Effective
  Principal                                                                              Maturity*    Market Value
     Amount                                                   Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Missouri--1.1%
$ 4,095,000   Hanley/Eager Road, MO Transportation
              Devel. District                                  6.750%    12/01/2028     12/01/2004 d   $  4,100,160
---------------------------------------------------------------------------------------------------------------------
    935,000   MO HDC (Single Family Hsg.)                      7.250     09/01/2026     09/01/2004 g        962,797
---------------------------------------------------------------------------------------------------------------------
    170,000   MO Hsg. Devel. Commission                        6.100     09/01/2024     09/01/2009 b        176,423
---------------------------------------------------------------------------------------------------------------------
     15,000   MO Hsg. Devel. Commission                        7.600     02/01/2018     01/01/2006 g         15,110
                                                                                                       --------------
                                                                                                          5,254,490
---------------------------------------------------------------------------------------------------------------------
Montana--0.0%
     40,000   MT Board of Hsg. (Multi-Family Mtg.), Series A   6.450     08/01/2012     02/01/2004 b         40,455
---------------------------------------------------------------------------------------------------------------------
Nebraska--0.0%
     40,000   NE Investment Finance Authority
              (Single Family Mtg.), Series C                   6.250     03/01/2021     05/01/2009 b         41,842
---------------------------------------------------------------------------------------------------------------------
Nevada--2.2%
    165,000   Clark County, NV IDA
              (Nevada Power Company), Series A                 6.700     06/01/2022     12/01/2003 b        170,131
---------------------------------------------------------------------------------------------------------------------
    125,000   Clark County, NV IDR
              (Southwest Gas Corp.), Series A                  6.500     12/01/2033     12/01/2005 b        125,838
---------------------------------------------------------------------------------------------------------------------
    835,000   Humboldt County, NV Pollution Control
              (Idaho Power Company)                            8.300     12/01/2014     12/01/2003 b        869,811
---------------------------------------------------------------------------------------------------------------------
  8,555,000   Las Vegas, NV Paiute Tribe, Series A             6.125     11/01/2012     05/30/2010 c      9,137,767
---------------------------------------------------------------------------------------------------------------------
    200,000   Las Vegas, NV Paiute Tribe, Series A             6.625     11/01/2017     11/01/2012 b        214,240
---------------------------------------------------------------------------------------------------------------------
     60,000   NV Hsg. Division (Single Family Mtg.), Series B  5.650     10/01/2021     10/01/2010 b         61,930
---------------------------------------------------------------------------------------------------------------------
     65,000   Reno, NV Hospital
              (St. Mary's Regional Medical Center)             5.625     05/15/2023     05/15/2004 b         66,527
---------------------------------------------------------------------------------------------------------------------
     60,000   Washoe County, NV Gas Facilities
              (Sierra Pacific Power Company)                   6.700     11/01/2032     11/01/2003 b         61,475
                                                                                                       --------------
                                                                                                         10,707,719
---------------------------------------------------------------------------------------------------------------------
New Hampshire--0.8%
  2,000,000   Manchester, NH Hsg. & Redevel. Authority,
              Series A                                         6.750     01/01/2014     01/01/2010 b      2,274,840
---------------------------------------------------------------------------------------------------------------------
    725,000   NH HE&H Facilities Authority
              (Elliot Hospital of Manchester)                  6.250     10/01/2021     10/01/2003 b        738,811
---------------------------------------------------------------------------------------------------------------------
     25,000   NH HE&H Facilities Authority
              (Elliot Hospital of Manchester)                  7.125     10/01/2013     10/01/2003 b         25,052
---------------------------------------------------------------------------------------------------------------------
    500,000   NH HE&H Facilities Authority
              (Kendal at Hanover)                              5.800     10/01/2012     03/01/2004 b        501,790
---------------------------------------------------------------------------------------------------------------------
     10,000   NH HE&H Facilities Authority
             (St. Anslem College)                              6.200     07/01/2013     07/01/2004 b         10,214
---------------------------------------------------------------------------------------------------------------------
    160,000   NH HFA (Single Family Mtg.), Series C            6.900     07/01/2019     07/01/2004 g        163,057
---------------------------------------------------------------------------------------------------------------------
     15,000   NH HFA, Series E                                 5.875     07/01/2021     07/01/2010 b         15,708
---------------------------------------------------------------------------------------------------------------------
     10,000   NH Municipal Bond Bank
              (State Guaranteed Municipal Bonds)               6.300     08/15/2008     02/15/2004 b         10,193
                                                                                                       --------------
                                                                                                          3,739,665
---------------------------------------------------------------------------------------------------------------------
 New Jersey--10.3%
  1,000,000   NJ EDA (RWJ Hospital/CCC/
              RWJ Health Care Corp. Obligated Group)           6.500     07/01/2024     07/01/2004 b      1,059,790
---------------------------------------------------------------------------------------------------------------------
 58,945,000   NJ Tobacco Settlement Financing Corp. (TASC)     5.750     06/01/2032     06/15/2011 c     49,972,392
                                                                                                       --------------
                                                                                                         51,032,182

19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                         Effective
  Principal                                                                              Maturity*    Market Value
     Amount                                                   Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
New Mexico--1.1%
$   200,000   Farmington, NM Pollution Control
              (Public Service Company of New Mexico)           6.300%    12/01/2016     12/01/2008 b   $    204,840
---------------------------------------------------------------------------------------------------------------------
    265,000   Farmington, NM Pollution Control
              (Southern California Edison Company)             5.875     06/01/2023     10/01/2003 b        271,098
---------------------------------------------------------------------------------------------------------------------
     25,000   Las Vegas, NM Water Improvement                  7.250     06/01/2004     12/01/2003 b         25,246
---------------------------------------------------------------------------------------------------------------------
  5,000,000   Lordburg, NM Pollution Control
              (Phelps Dodge Corp.)                             6.500     04/01/2013     04/01/2004 b      5,114,000
---------------------------------------------------------------------------------------------------------------------
     25,000   NM MFA (Single Family), Series C                 6.200     07/01/2026     07/01/2007 b         25,946
---------------------------------------------------------------------------------------------------------------------
      5,000   NM MFA (Single Family), Series D                 5.875     09/01/2021     03/01/2010 b          5,199
                                                                                                       --------------
                                                                                                          5,646,329
---------------------------------------------------------------------------------------------------------------------
New York--0.4%
  1,800,000   NYC GO RIBS                                     10.896 r   08/01/2014     02/01/2004 c      1,903,608
---------------------------------------------------------------------------------------------------------------------
North Carolina--0.2%
    475,000   Asheville, NC COP                                6.500     02/01/2008     02/01/2004 b        481,773
----------------------------------------------------------------------------------------------------------------------
     90,000   Burlington, NC Public Housing Assistance
              Corporation (Alamance Plaza)                     6.750     07/01/2024     01/01/2004 b         90,389
---------------------------------------------------------------------------------------------------------------------
     10,000   Chatham County, NC IFPCFA
              (Carolina Power & Light Company)                 6.300     06/15/2014     01/01/2004 b         10,190
---------------------------------------------------------------------------------------------------------------------
     50,000   Haywood County, NC IFPCFA
              Champion International Corp)                     6.850     05/01/2014     11/01/2003 b         50,881
---------------------------------------------------------------------------------------------------------------------
     30,000    Martin County, NC IFPCFA
              (WeyerHauser Company)                            6.800     05/01/2024     05/01/2004 b         31,083
---------------------------------------------------------------------------------------------------------------------
     20,000   NC Eastern Municipal Power Agency, Series A      5.750     01/01/2019     01/01/2004 b         20,065
---------------------------------------------------------------------------------------------------------------------
    180,000   NC Eastern Municipal Power Agency, Series B      5.500     01/01/2017     12/01/2003 b        180,594
---------------------------------------------------------------------------------------------------------------------
    120,000   NC Eastern Municipal Power Agency, Series B      5.500     01/01/2021     01/01/2004 b        120,350
---------------------------------------------------------------------------------------------------------------------
     30,000   NC Eastern Municipal Power Agency, Series B      6.250     01/01/2023     01/01/2004 b         30,711
---------------------------------------------------------------------------------------------------------------------
     35,000   NC HFA, Series B                                 6.900     07/01/2024     07/01/2004 b         35,433
---------------------------------------------------------------------------------------------------------------------
     15,000   NC HFA, Series JJ                                6.450     09/01/2027     03/01/2008 b         15,590
---------------------------------------------------------------------------------------------------------------------
     10,000   NC HFA, Series Z                                 6.600     09/01/2026     09/01/2006 b         10,187
---------------------------------------------------------------------------------------------------------------------
     10,000   NC Medical Care Commission Hospital
              (Almance Health System)                          5.500     08/15/2013     02/15/2004 b         10,234
                                                                                                       --------------
                                                                                                          1,087,480
---------------------------------------------------------------------------------------------------------------------
Ohio--2.7%
     40,000   Clermont County, OH Hospital Facilities
              (Mercy Health System)                            5.875     09/01/2015     03/01/2004 b         40,945
---------------------------------------------------------------------------------------------------------------------
    975,000   Cleveland, OH Airport (Continental Airlines)     5.500     12/01/2008     12/01/2008          830,485
---------------------------------------------------------------------------------------------------------------------
     30,000   Cleveland, OH Airport System, Series A           6.000     01/01/2024     01/01/2004 b         30,936
---------------------------------------------------------------------------------------------------------------------
     50,000   Columbus, OH Sewer Improvement Bonds             6.000     09/15/2010     03/15/2004 b         50,231
---------------------------------------------------------------------------------------------------------------------
     30,000   Coshocton County, OH Solid Waste Disposal
              (Stone Container Corp.)                          7.875     08/01/2013     02/01/2004 b         30,636
---------------------------------------------------------------------------------------------------------------------
  2,000,000   Evendale, OH IDR (Ashland Oil)                   6.900     11/01/2010     05/01/2004 b      2,027,300
---------------------------------------------------------------------------------------------------------------------
     15,000   Liberty Center, OH Local School District GO      6.150     12/01/2018     12/01/2003 b         15,432
---------------------------------------------------------------------------------------------------------------------
     25,000   Lorain County, OH Elderly Hsg. Corp.
             (Harr Plaza)                                      6.375     07/15/2019     07/15/2005 b         25,146
---------------------------------------------------------------------------------------------------------------------
  2,235,000   Marion County, OH Health Care Facility
              (United Church Homes)                            6.375     11/15/2010     11/15/2003 b      2,282,583

20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                         Effective
  Principal                                                                              Maturity*    Market Value
     Amount                                                   Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Ohio Continued
$    95,000   Montgomery County, OH Administration
              Building (Miami Valley Hospital)                 6.250%    11/15/2016     11/15/2003 b   $     97,283
---------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, OH Administration
              Building (Sisters Of Charity Health Care
              Systems Inc.)                                    6.625     05/15/2021     11/15/2003 b         10,043
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Montgomery County, OH HCF
              (Evangelical Retirement Villages), Series B      6.000     02/01/2010     02/02/2009 g        886,480
---------------------------------------------------------------------------------------------------------------------
     25,000   New Philadelphia City, OH School District GO     6.250     12/01/2017     12/01/2003 b         25,210
---------------------------------------------------------------------------------------------------------------------
  3,000,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)        6.000     12/01/2013     12/01/2009 b      3,025,050
---------------------------------------------------------------------------------------------------------------------
  1,500,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)        6.100     08/01/2020     08/01/2020        1,488,945
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)        7.000     09/01/2009     03/01/2004 b         20,052
---------------------------------------------------------------------------------------------------------------------
     50,000   OH Air Quality Devel. Authority
              (Columbus Southern Power Company)                6.375     12/01/2020     12/01/2003 b         51,200
---------------------------------------------------------------------------------------------------------------------
     10,000   OH Air Quality Devel. Authority
              (Dayton Power & Light Company)                   6.400     08/15/2027     08/15/2004 b         10,115
---------------------------------------------------------------------------------------------------------------------
  2,000,000   OH Air Quality Devel. Authority
              (Ohio Edison Company)                            5.800     06/01/2016     12/01/2004 d      2,047,280
---------------------------------------------------------------------------------------------------------------------
     45,000   OH Economic Devel.
              (Royal Appliance Manufacturing Company)          7.625     12/01/2011     12/01/2003 b         45,164
---------------------------------------------------------------------------------------------------------------------
     45,000   OH Education Loan, Series A                      5.850     12/01/2019     06/01/2007 b         47,327
---------------------------------------------------------------------------------------------------------------------
     25,000   OH HFA                                           5.750     09/01/2030     07/01/2009 b         25,774
---------------------------------------------------------------------------------------------------------------------
     75,000   OH HFA                                           6.300     09/01/2017     03/01/2005 b         78,077
---------------------------------------------------------------------------------------------------------------------
     20,000   OH HFA                                           6.375     03/01/2025     09/01/2006 b         20,593
---------------------------------------------------------------------------------------------------------------------
      5,000   OH Higher Educational Facility Commission
              (Kenyon College)                                 7.400     05/01/2007     05/01/2004 b          5,076
---------------------------------------------------------------------------------------------------------------------
     25,000   OH Metro Regional Transit Authority              6.800     12/01/2007     12/01/2003 b         25,111
---------------------------------------------------------------------------------------------------------------------
    200,000   OH Water Devel.
              (Dayton Power & Light Company)                   6.400     08/15/2027     02/15/2004 b        204,100
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority
              (Cleveland Electric Illuminating Company)        8.000     10/01/2023     10/01/2004 b         21,157
---------------------------------------------------------------------------------------------------------------------
     25,000   OH Water Devel. Authority
              (General Motors Corp.)                           5.900     06/15/2008     06/15/2004 b         25,054
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority (Pure Water)           5.500     12/01/2018     12/01/2003 b         20,466
---------------------------------------------------------------------------------------------------------------------
     15,000   Shawnee, OH State University
              General Receipts, Series A                       7.100     06/01/2009     12/01/2003 b         15,152
---------------------------------------------------------------------------------------------------------------------
     10,000   Warren County, OH Sewer System                   6.700     12/01/2016     12/01/2003 b         10,190
                                                                                                       --------------
                                                                                                         13,538,593
---------------------------------------------------------------------------------------------------------------------
Oklahoma--1.0%
  4,195,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                              5.375     12/01/2035     12/01/2006 d      3,523,758
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                              5.650     12/01/2035     12/01/2008 d      1,200,750
                                                                                                       --------------
                                                                                                          4,724,508

21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                         Effective
  Principal                                                                              Maturity*    Market Value
     Amount                                                   Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Oregon--0.1%
$    15,000   Eugene, OR Trojan Nuclear Project                5.900%    09/01/2009     03/01/2004 b   $     15,132
---------------------------------------------------------------------------------------------------------------------
     25,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A                   6.200     07/01/2027     07/01/2009 b         26,199
---------------------------------------------------------------------------------------------------------------------
    270,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series F                   5.650     07/01/2028     07/01/2009 b        276,326
---------------------------------------------------------------------------------------------------------------------
    200,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series H                   6.000     07/01/2027     07/01/2006 b        206,728
---------------------------------------------------------------------------------------------------------------------
    100,000   OR Hsg. & Community Services Dept., Series B     5.900     07/01/2019     07/01/2009 b        101,644
                                                                                                       ------------
                                                                                                            626,029
---------------------------------------------------------------------------------------------------------------------
Pennsylvania--6.6%
  1,250,000 Allegheny County, PA HDA
           (West Penn Allegheny Health System)                 9.250     11/15/2022     01/29/2020 c       1,228,900
---------------------------------------------------------------------------------------------------------------------
  1,900,000   Carbon County, PA IDA
              (Panther Creek Partners)                         6.650     05/01/2010     11/17/2007 c      2,034,387
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Colver)                                 7.125     12/01/2015     12/01/2004 b      2,067,420
---------------------------------------------------------------------------------------------------------------------
  4,000,000   PA EDFA (Colver)                                 7.150     12/01/2018     12/01/2004 b      4,151,200
---------------------------------------------------------------------------------------------------------------------
  9,000,000   PA EDFA (Northampton Generating)                 6.400     01/01/2009     01/01/2006 b      9,208,800
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Northampton Generating)                 6.500     01/01/2013     01/01/2006 b      2,029,780
---------------------------------------------------------------------------------------------------------------------
  1,000,000   PA EDFA (Northampton Generating)                 6.750     01/01/2007     04/15/2005 c      1,029,760
---------------------------------------------------------------------------------------------------------------------
  7,000,000   PA EDFA (Sun Company)                            7.600     12/01/2024     12/01/2004 b      7,362,740
---------------------------------------------------------------------------------------------------------------------
    980,000   PA HFA (Single Family Mtg.), Series 41B          6.650     04/01/2025     04/01/2004 b      1,005,529
---------------------------------------------------------------------------------------------------------------------
     25,000   PA HFA (Single Family Mtg.), Series 60A          5.750     04/01/2017     04/01/2009 b         26,182
---------------------------------------------------------------------------------------------------------------------
    500,000   Philadelphia, PA Authority for Industrial
              Devel. (Cathedral Village)                       5.750     04/01/2034     04/01/2006 d        499,655
---------------------------------------------------------------------------------------------------------------------
  2,200,000   Schuylkill County, PA IDA
              (Schuylkill Energy Resources)                    6.500     01/01/2010     03/22/2005 g      2,211,946
                                                                                                       --------------
                                                                                                         32,856,299
---------------------------------------------------------------------------------------------------------------------
Rhode Island--1.7%
   20,000     RI H&EBC (Higher Education)                      6.500     11/15/2024     11/15/2003 b         20,479
---------------------------------------------------------------------------------------------------------------------
  3,000,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                 6.000     06/01/2023     01/12/2010 c      2,651,250
---------------------------------------------------------------------------------------------------------------------
  6,975,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                 6.125     06/01/2032     04/24/2014 c      5,811,430
                                                                                                       --------------
                                                                                                          8,483,159
---------------------------------------------------------------------------------------------------------------------
South Carolina--0.7%
     65,000   Charleston County, SC Hospital Facilities
              (Bon Secours Health System)                      5.625     08/15/2025     02/15/2004 b         66,566
---------------------------------------------------------------------------------------------------------------------
     50,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                         5.500     10/01/2019     10/01/2003 b         51,192
---------------------------------------------------------------------------------------------------------------------
     50,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                         6.000     10/01/2009     10/01/2003 b         51,232
---------------------------------------------------------------------------------------------------------------------
     60,000   Darlington County, SC IDR (Sonoco)               6.125     06/01/2025     06/01/2007 b         61,815
---------------------------------------------------------------------------------------------------------------------
     25,000   Darlington County, SC Pollution Control
              (Carolina Power & Light Company)                 6.600     11/01/2010     11/01/2003 b         25,855
---------------------------------------------------------------------------------------------------------------------
    395,000   Florence County, SC IDR
              (Stone Container Corp.)                          7.375     02/01/2007     02/01/2004 b        400,878

22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                         Effective
  Principal                                                                              Maturity*    Market Value
     Amount                                                   Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
South Carolina Continued
$    10,000   Greenwood County, SC Hospital
              (Self Memorial Hospital)                         5.875%    10/01/2017     10/01/2003 b   $     10,236
---------------------------------------------------------------------------------------------------------------------
     25,000   Oconee County, SC Pollution Control
              (Duke Power)                                     5.800     04/01/2014     04/01/2004 b         25,590
---------------------------------------------------------------------------------------------------------------------
  2,300,000   Richland County, SC Environmental
              Improvement (International Paper Company)        6.100     04/01/2023     04/01/2014 b      2,381,144
---------------------------------------------------------------------------------------------------------------------
     50,000   Richland County, SC Pollution Control
              (South Carolina Electric & Gas Company)          6.500     09/01/2014     03/01/2004 b         51,463
---------------------------------------------------------------------------------------------------------------------
    130,000   SC Western Carolina Regional Sewer Authority     5.500     03/01/2010     03/01/2004 b        133,061
---------------------------------------------------------------------------------------------------------------------
     20,000   Spartanburg, SC Leased Hsg. Corp.
              Special Obligation                               7.500     10/01/2011     10/01/2003 b         20,434
                                                                                                       --------------
                                                                                                          3,279,466
---------------------------------------------------------------------------------------------------------------------
South Dakota--0.0%
     30,000   Lawrence County, SD Pollution Control
              (Black Hills Power & Light Company)              6.700     06/01/2010     12/01/2003 b         30,354
---------------------------------------------------------------------------------------------------------------------
     55,000   Pennington County, SD Pollution Control
              (Black Hills Power & Light Company)              6.700     06/01/2010     06/01/2004 b         55,563
                                                                                                       --------------
                                                                                                             85,917
---------------------------------------------------------------------------------------------------------------------
Tennessee--1.8%
  4,290,000   Bristol, TN Health & Educational Facilities
              Board RITES  i                                  17.715 r   09/01/2021     02/01/2004 b      4,684,165
---------------------------------------------------------------------------------------------------------------------
     30,000   Humphreys County, TN IDB
              (E.I. Dupont de Nemours & Company)               6.700     05/01/2024     05/01/2004 b         31,414
---------------------------------------------------------------------------------------------------------------------
  4,000,000   Maury County, TN IDB
              (General Motors Company)                         6.500     09/01/2024     09/01/2004 b      4,140,880
---------------------------------------------------------------------------------------------------------------------
     30,000   Memphis, TN Health Educational & Hsg.
              Facilities Board (Riverdale Plaza)               6.350     07/20/2028     01/20/2006 b         30,797
---------------------------------------------------------------------------------------------------------------------
     20,000   Memphis, TN HFC (Saint's Court Apartments)       6.000     09/01/2013     09/01/2007 b         20,406
---------------------------------------------------------------------------------------------------------------------
     25,000   Metropolitan Government Nashville &
              Davidson County, TN Water & Sewer                5.500     01/01/2016     01/01/2004 b         25,082
---------------------------------------------------------------------------------------------------------------------
     50,000   Shelby County, TN HE&HF
              (Windsor Apartments), Series A                   6.750     10/01/2017     10/01/2004 b         50,400
---------------------------------------------------------------------------------------------------------------------
     35,000   South Fulton, TN IDB (Tyson Foods)               6.350     10/01/2015     10/01/2005 b         36,442
---------------------------------------------------------------------------------------------------------------------
     25,000   TN HDA, Series B                                 6.550     07/01/2019     07/01/2004 b         25,755
                                                                                                       --------------
                                                                                                          9,045,341
---------------------------------------------------------------------------------------------------------------------
Texas--18.8%
     65,000   Baytown, TX Properties Management
              & Devel. Corp. (Baytown Terrace)                 6.100     08/15/2021     02/15/2004 b         65,059
---------------------------------------------------------------------------------------------------------------------
  4,000,000   Brazos River Authority, TX
              (Centerpoint Energy)                             7.750     12/01/2018     12/01/2008 b      4,335,080
---------------------------------------------------------------------------------------------------------------------
     15,000   Brazos River Authority, TX
              (Houston Light & Power)                          6.700     03/01/2017     03/01/2004 b         15,376
---------------------------------------------------------------------------------------------------------------------
  7,500,000   Brazos River Authority, TX
              (TXU Energy Company)                             5.750     05/01/2036     11/01/2011 d      7,809,300
---------------------------------------------------------------------------------------------------------------------
 19,085,000   Brazos River Authority, TX
              (TXU Energy Company)                             6.750     04/01/2038     04/01/2013 d     20,714,668
---------------------------------------------------------------------------------------------------------------------
  6,000,000   Brazos River Authority, TX
              (TXU Energy Company)                             7.700     04/01/2033     04/01/2013 b      6,636,120


23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                         Effective
  Principal                                                                              Maturity*    Market Value
     Amount                                                   Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 Texas Continued
$   250,000   Brazos River, TX Harbor Navigation
              District (Dow Chemical Company)                  6.625%    05/15/2033     05/15/2012 b   $    260,535
---------------------------------------------------------------------------------------------------------------------
    795,000   Dallas, TX Hsg. Corp.
              (Estell Village Apartments)                      7.875     12/01/2009     12/01/2003 b        804,500
---------------------------------------------------------------------------------------------------------------------
    500,000   Dallas, TX Hsg. Corp. (Section 8)                7.850     08/01/2013     02/01/2004 b        507,250
---------------------------------------------------------------------------------------------------------------------
  5,250,000   Dallas-Fort Worth, TX International Airport
              (American Airlines)                              5.950     05/01/2029     11/01/2003 d      5,194,770
---------------------------------------------------------------------------------------------------------------------
 10,000,000   Dallas-Fort Worth, TX International
              Airport DRIVERS i                                9.780 r   11/01/2021     11/01/2009 b     10,778,500
---------------------------------------------------------------------------------------------------------------------
     20,000   Fort Worth, TX GO i                              7.000     03/01/2004     03/01/2004           20,096
---------------------------------------------------------------------------------------------------------------------
  4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)       7.500     05/01/2025     10/01/2012 d      4,638,098
---------------------------------------------------------------------------------------------------------------------
 12,475,000   Gulf Coast, TX Waste Disposal
              (Champion International Corp.)                   6.875     12/01/2028     12/01/2003 b     12,778,018
---------------------------------------------------------------------------------------------------------------------
     30,000   Gulf Coast, TX Waste Disposal Authority
              (Houston Lighting & Power Company)               6.375     04/01/2012     10/01/2003 b         30,428
---------------------------------------------------------------------------------------------------------------------
  3,210,000   Harris County, TX IDC
              (Kinder Morgan Energy Partners)                  6.950     02/01/2022     02/01/2004 b      3,290,571
---------------------------------------------------------------------------------------------------------------------
     50,000   Harrison County, TX HFDC
              (Marshall Regional Medical Center)               5.500     01/01/2018     01/01/2010 b         52,018
---------------------------------------------------------------------------------------------------------------------
  6,200,000   Lower CO River Authority, TX Pollution
              Control (Samsung Electronics Company)            6.375     04/01/2027     04/01/2007 b      6,523,950
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Lower Neches Valley, TX IDC
              (Mobil Oil Refining Corp.)                       6.400     03/01/2030     03/01/2005 b      1,042,250
---------------------------------------------------------------------------------------------------------------------
     85,000   Matagorda County, TX Navigation
              District No. 1 (Central Power & Light)           6.000     07/01/2028     07/01/2004 b         86,986
---------------------------------------------------------------------------------------------------------------------
  1,750,000   North Forest, TX Independent School
              District GO                                      6.000     08/15/2025     02/15/2006 b      1,842,872
---------------------------------------------------------------------------------------------------------------------
  3,885,000   Port of Bay City, TX (Hoechst Celanese Corp.)    6.500     05/01/2026     05/01/2008 b      3,996,033
---------------------------------------------------------------------------------------------------------------------
     10,000   Royse City, TX Certificates of Obligation        6.500     08/01/2006     02/01/2004 b         10,035
---------------------------------------------------------------------------------------------------------------------
    750,000   Titis County, TX Fresh Water Supply
              District (American Electric Power Company)       8.200     08/01/2011     02/01/2004 b        781,425
---------------------------------------------------------------------------------------------------------------------
     10,000   Trinity, TX River Authority Cade
              Branch Wastewater                                6.350     08/01/2013     02/01/2004 b         10,218
---------------------------------------------------------------------------------------------------------------------
     25,000   TX Dept. of Hsg. & Community Affairs
              (National Center for Hsg. Management)            5.800     01/01/2024     01/01/2006 b         25,390
---------------------------------------------------------------------------------------------------------------------
     10,000   TX Panhandle Elderly Apartments Corp.
              (Pampa Partnership LTD)                          7.000     05/01/2010     06/18/2008 c          9,870
---------------------------------------------------------------------------------------------------------------------
    235,000   TX Panhandle HFA (Amarillo Affordable Hsg.)      6.625     03/01/2020     03/01/2010 b        243,953
---------------------------------------------------------------------------------------------------------------------
     50,000   TX State Veterans Hsg. Assistance                6.800     12/01/2023     12/01/2003 b         51,178
---------------------------------------------------------------------------------------------------------------------
     35,000   TX State Veterans Hsg. Assistance, Series A      7.000     12/01/2025     12/01/2004 b         36,168
---------------------------------------------------------------------------------------------------------------------
     10,000   TX State Veterans Hsg. Assistance, Series DD     7.000     12/01/2025     12/01/2004 b         10,334
---------------------------------------------------------------------------------------------------------------------
    615,000   West Side Calhoun County, TX Naval District
              (Union Carbide Chemical & Plastics)              6.400     05/01/2023     05/01/2023          495,635
                                                                                                       --------------
                                                                                                         93,096,684

24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                         Effective
  Principal                                                                              Maturity*    Market Value
     Amount                                                   Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--2.3%
$ 9,000,000   Puerto Rico Children's Trust Fund (TASC)         5.375%    05/15/2033     09/15/2011 c   $  7,992,360
---------------------------------------------------------------------------------------------------------------------
  1,925,000   Puerto Rico Municipal Finance Agency RITES i    10.227 r   08/01/2013     08/01/2009 b      2,538,555
---------------------------------------------------------------------------------------------------------------------
    750,000   V.I. Public Finance Authority, Series A          6.375     10/01/2019     10/01/2010 b        833,670
                                                                                                       --------------
                                                                                                         11,364,585
---------------------------------------------------------------------------------------------------------------------
Utah--0.0%
     35,000   Salt Lake City, UT Airport, Series A             6.000     12/01/2012     12/01/2003 b         35,951
---------------------------------------------------------------------------------------------------------------------
     90,000   Salt Lake City, UT Airport, Series A             6.125     12/01/2022     12/01/2003 b         92,536
---------------------------------------------------------------------------------------------------------------------
     10,000   UT HFA                                           6.150     07/01/2025     01/01/2006 b         10,183
---------------------------------------------------------------------------------------------------------------------
     10,000   UT HFA                                           6.650     07/01/2020     07/01/2004 b         10,309
---------------------------------------------------------------------------------------------------------------------
     30,000   UT State Building Ownership Authority,
              Series A                                         5.750     08/15/2011     02/15/2004 b         30,238
---------------------------------------------------------------------------------------------------------------------
     20,000   UT University Campus Facilities System,
              Series A                                         6.750     10/01/2014     10/01/2003 b         20,440
                                                                                                       --------------
                                                                                                            199,657
---------------------------------------------------------------------------------------------------------------------
 Vermont--0.1%
     70,000   VT E&HBFA (Lyndon Institute)                     6.000     12/01/2006     07/25/2005 c         72,157
---------------------------------------------------------------------------------------------------------------------
    210,000   VT HFA (Single Family), Series 11A               5.900     05/01/2019     07/15/2006 g        220,903
---------------------------------------------------------------------------------------------------------------------
     80,000   VT HFA (Single Family), Series 9                 5.900     05/01/2029     06/01/2009 b         82,824
---------------------------------------------------------------------------------------------------------------------
     20,000   VT Student Assistance Corp. Education Loan       6.700     12/15/2012     12/15/2003 b         20,629
                                                                                                       --------------
                                                                                                            396,513
---------------------------------------------------------------------------------------------------------------------
Virginia--2.0%
     25,000   Alexandria, VA IDA (Alexandria Hospital)         5.500     07/01/2014     07/01/2004 b         25,536
---------------------------------------------------------------------------------------------------------------------
  4,715,000   Giles County, VA IDA
              (Hoechst Celanese Corp.)                         6.625     12/01/2022     12/01/2003 b      4,782,566
---------------------------------------------------------------------------------------------------------------------
    495,000   Isle Wight County, VA IDA Solid Waste
              (Union Camp Corp.)                               6.550     04/01/2024     04/01/2006 b        508,667
---------------------------------------------------------------------------------------------------------------------
     10,000   Manassas, VA GO, Series B                        6.000     05/01/2014     05/01/2004 b         10,466
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                  5.000     08/15/2010     08/15/2010        1,291,815
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                  5.000     08/15/2011     08/15/2011        1,268,820
---------------------------------------------------------------------------------------------------------------------
  2,000,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                  5.250     08/15/2008     08/15/2008        1,820,400
---------------------------------------------------------------------------------------------------------------------
    150,000   Russell County, VA IDA Pollution Control
              (Appalachian Power Company)                      7.700     11/01/2007     11/01/2003 b        150,759
---------------------------------------------------------------------------------------------------------------------
     40,000   Southampton County, VA IDA Medical
              Facilities Mtg.                                  5.625     01/15/2022     07/15/2009 b         42,702
                                                                                                       --------------
                                                                                                          9,901,731
---------------------------------------------------------------------------------------------------------------------
Washington--0.0%
     75,000   Bellevue, WA Water & Sewer                       6.000     10/01/2004     10/01/2003 b         75,300
---------------------------------------------------------------------------------------------------------------------
     25,000   Port Longview, WA IDC
              (Weyerhauser Company)                            7.450     02/01/2013     02/01/2004 b         25,099
---------------------------------------------------------------------------------------------------------------------
     10,000   WA State Hsg. Finance Commission
              (Gilmore Meadows)                                7.400     01/01/2030     02/14/2007 b         10,427
                                                                                                       --------------
                                                                                                            110,826

25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                         Effective
  Principal                                                                              Maturity*    Market Value
     Amount                                                   Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 West Virginia--1.4%
 $  285,000   Beverly, WV Hsg. Corp. (Beverly Manor)          11.000%    11/15/2022     05/15/2004 b   $    300,675
---------------------------------------------------------------------------------------------------------------------
     55,000   Jefferson County, WV Residential Mtg.,
              Series A                                         7.750     01/01/2007     01/01/2004 b         55,106
---------------------------------------------------------------------------------------------------------------------
     50,000   Kanawha County, WV Industrial Devel.
              (The Kroger Company)                             7.125     11/01/2012     11/01/2005 b         51,034
---------------------------------------------------------------------------------------------------------------------
  1,025,000   Kanawha County, WV Industrial Devel.
              (Union Carbide Chemical & Plastics Company)      8.000     08/01/2020     08/01/2020          994,219
---------------------------------------------------------------------------------------------------------------------
     50,000   Marmet, WV Community Devel.
              (The Kroger Company)                             8.000     12/01/2013     12/01/2003 b         51,655
---------------------------------------------------------------------------------------------------------------------
     25,000   Marshall County, WV Pollution Control
              (Ohio Power Company)                             5.900     04/01/2022     10/01/2003 b         25,585
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Marshall County, WV Pollution Control
              (Ohio Power Company)                             6.850     06/01/2022     06/01/2004 b      1,011,380
---------------------------------------------------------------------------------------------------------------------
  4,180,000   Putnam County, WV Pollution Control
              (Appalachian Power Company)                      6.600     07/01/2019     01/01/2004 b      4,275,304
---------------------------------------------------------------------------------------------------------------------
     25,000   South Charleston, WV IDR
              (Union Carbide Chemical & Plastics Company)      8.000     08/01/2020     08/01/2020           24,750
                                                                                                       --------------
                                                                                                          6,789,708
---------------------------------------------------------------------------------------------------------------------
Wisconsin--5.0%
 26,940,000   Badger, WI Tobacco Asset Securitization Corp.    6.125     06/01/2027     02/03/2010 e     24,187,271
---------------------------------------------------------------------------------------------------------------------
     60,000   Janesville, WI Industrial Devel.
              (Paramount Communications)                       7.000     10/15/2017     10/15/2003 b         62,436
---------------------------------------------------------------------------------------------------------------------
    650,000   WI Hsg. & EDA                                    5.650     11/01/2023     04/01/2004 b        664,625
---------------------------------------------------------------------------------------------------------------------
      5,000   WI Hsg. & EDA                                    6.500     11/01/2026     07/01/2007 b          5,126
                                                                                                       --------------
                                                                                                         24,919,458
---------------------------------------------------------------------------------------------------------------------
Wyoming--0.1%
     20,000   Lincoln County, WY Pollution Control
              (PacifiCorp)                                     5.625     11/01/2021     11/01/2005 b         20,467
---------------------------------------------------------------------------------------------------------------------
    225,000   Weston County, WY Pollution Control
              (Black Hills Corp.)                              6.700     06/01/2010     12/01/2003 b        227,655
---------------------------------------------------------------------------------------------------------------------
     20,000   WY CDA                                           5.700     12/01/2011     05/01/2010 b         21,354
                                                                                                       --------------
                                                                                                            269,476

---------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $510,069,103)--105.0%                                                 520,331,763
---------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets--(5.0)                                                            (24,940,046)
                                                                                        -----------------------------
Net Assets--100.0%                                                                                     $495,391,717
                                                                                        =============================

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:
 b. Optional call date; corresponds to the most conservative yield calculation.
 c. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
 d. Date of mandatory put.
 e. Date of planned principal payment.
 g. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
i. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
r. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
v. Represents the current interest rate for a variable or increasing rate security.
w. Delayed settlement security to be delivered and settled after September 30, 2003. See Note 1 of Notes to Financial Statements.


26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:
CCC             Continuing Care Center
CDA             Communities Development Authority
COP             Certificates of Participation
DFA             Development Finance Authority
DRIVERS         Derivative inverse Tax Exempt Receipts
E&HBFA          Educational Health Buildings Financing Agency
EDA             Economic Development Authority
EDFA            Economic Development Finance Authority
EFA             Educational Facilities Authority
GO              General Obligation
H&EBC           Health and Educational Building Corp.
H&EFA           Health and Educational Facilities Authority
H&HEFA          Hospitals and Higher Educational Facilities Authority
HCF             Health Care Facilities
HDA             Hospital Development Authority
HDC             Housing Development Corp.
HE&H            Higher Educational and Health
HE&HF           Higher Educational and Housing Facilities
HF&D            Housing Finance and Development
HFA             Housing Finance Agency
HFC             Housing Finance Corp.
HFDC            Health Facilities Development Corp.
HOC             Housing opportunities Commission
IDA             Industrial Development Agency
IDB             Industrial Development Board
IDC             Industrial Development Corporation
IDR             Industrial Development Revenue
IFPCFA          Industrial Facilities and Pollution Control Financing Authority
INFLOS          Inverse Floating Rate Securities
IRS             Inverse Rate Security
RWJ             Robert Wood Johnson
MFA             Mortgage Finance Authority
NYC             New York City
PARS            Periodic Auction Reset Securities
RIBS            Residual Interest Bonds
RITES           Residual Interest Tax Exempt Security
ROLS            Residual Option Longs
TASC            Tobacco Settlement Asset-Backed Bonds

--------------------------------------------------------------------------------
Summary of Ratings September 30, 2003 / Unaudited

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Ratings                                                                 Percent
--------------------------------------------------------------------------------
AAA                                                                      13.0%
AA                                                                        1.5
A                                                                        13.6
BBB                                                                      67.2
BB                                                                        1.4
B                                                                         1.3
CCC                                                                       1.0
CC                                                                        0.0
C                                                                         0.0
D                                                                         0.0
Not Rated                                                                 1.0
--------------------------------------------------------------------------------
Total                                                                   100.0%
--------------------------------------------------------------------------------

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

See accompanying Notes to Financial Statements.

27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003


------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $510,069,103)--see accompanying statement                      $520,331,763
------------------------------------------------------------------------------------------------------------
 Cash                                                                                            487,704
------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                     10,384,306
 Investments sold                                                                              6,250,349
 Shares of beneficial interest sold                                                            2,846,552
 Other                                                                                            45,062
                                                                                            ----------------
 Total assets                                                                                540,345,736

------------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at September 30, 2003)                            21,700,000
 Investments purchased (including $20,674,260 purchased on a delayed
 settlement basis)                                                                            21,610,900
 Shares of beneficial interest redeemed                                                          877,597
 Dividends                                                                                       394,656
 Distribution and service plan fees                                                              283,210
 Shareholder reports                                                                              32,598
 Transfer and shareholder servicing agent fees                                                    24,965
 Trustees' compensation                                                                            2,788
 Other                                                                                            27,305
                                                                                            ----------------
 Total liabilities                                                                            44,954,019

------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                 $495,391,717
                                                                                            ================

------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                                 $     33,732
------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                  495,734,616
------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                             717,196
------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                    (11,356,487)
------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                   10,262,660
                                                                                            ----------------
 Net Assets                                                                                 $495,391,717
                                                                                            ================





28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

---------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets
 of $260,413,068 and 17,715,244 shares of beneficial interest outstanding)                           $14.70
 Maximum offering price per share (net asset value plus sales charge of
 3.50% of offering price)                                                                            $15.23
---------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $70,742,471
 and 4,815,460 shares of beneficial interest outstanding)                                            $14.69
---------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $164,236,178
 and 11,201,565 shares of beneficial interest outstanding)                                           $14.66



 See accompanying Notes to Financial Statements.




29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003


-------------------------------------------------------------------------------
 Investment Income
 Interest                                                       $20,714,914

-------------------------------------------------------------------------------
 Expenses
 Management fees                                                  1,487,419
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            448,228
 Class B                                                            474,436
 Class C                                                            928,190
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            117,303
 Class B                                                             33,972
 Class C                                                             47,093
-------------------------------------------------------------------------------
 Interest expense                                                   558,179
-------------------------------------------------------------------------------
 Shareholder reports                                                 38,793
-------------------------------------------------------------------------------
 Custodian fees and expenses                                         27,083
-------------------------------------------------------------------------------
 Accounting service fees                                             12,000
-------------------------------------------------------------------------------
 Trustees' compensation                                              10,558
-------------------------------------------------------------------------------
 Other                                                              142,006
                                                                ---------------
 Total expenses                                                   4,325,260
 Less reduction to custodian expenses                                (3,127)
                                                                ---------------
 Net expenses                                                     4,322,133

-------------------------------------------------------------------------------
 Net Investment Income                                           16,392,781

-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on investments                                (5,386,898)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments             4,939,874

-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations           $15,945,757
                                                                ===============




 See accompanying Notes to Financial Statements.




30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended September 30,                                                        2003                 2002
--------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                   $ 16,392,781         $  6,828,246
--------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                  (5,386,898)             560,126
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                      4,939,874            1,084,727
                                                                         -------------------------------------
 Net increase in net assets resulting from operations                      15,945,757            8,473,099

--------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                                   (9,590,308)          (4,991,375)
 Class B                                                                   (2,105,763)            (886,543)
 Class C                                                                   (4,142,125)            (891,815)

--------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                                  148,514,970           10,410,653
 Class B                                                                   46,631,431            4,327,595
 Class C                                                                  138,391,355            5,446,946

--------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                           333,645,317           21,888,560
--------------------------------------------------------------------------------------------------------------
 Beginning of period                                                      161,746,400          139,857,840
                                                                         -------------------------------------
 End of period [including undistributed net investment income
 of $717,196 and $162,611, respectively]                                 $495,391,717         $161,746,400
                                                                         =====================================



 See accompanying Notes to Financial Statements.

31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended September 30, 2003


--------------------------------------------------------------------------------
 Cash Flows from Operating Activities
--------------------------------------------------------------------------------
 Net increase in net assets from operations                       $  15,945,757
--------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from
 operations to net cash used in operating activities:
 Purchase of investment securities                                 (624,251,746)
 Proceeds from disposition of investment securities                 271,943,260
 Increase in interest receivable                                     (7,245,475)
 Increase in receivable for securities sold                            (584,224)
 Increase in other assets                                                (3,073)
 Increase in payable for securities purchased                         4,952,762
 Increase in accrued expenses                                           167,712
 Amortization                                                         3,644,792
 Realized loss on securities                                          5,386,898
 Unrealized appreciation on securities                               (4,939,874)
                                                                  --------------
 Net cash used in operating activities                             (334,983,211)

--------------------------------------------------------------------------------
 Cash Flows from Financing Activities
--------------------------------------------------------------------------------
 Proceeds from issuance of debt                                     313,900,000
 Payments on outstanding debt                                      (295,800,000)
 Proceeds from shares sold                                          421,619,478
 Payment on shares redeemed                                         (98,558,077)
 Cash distributions paid                                             (6,150,832)
                                                                  --------------
 Net cash provided by financing activities                          335,010,569

--------------------------------------------------------------------------------
 Net increase in cash                                                    27,358
--------------------------------------------------------------------------------
 Cash, beginning balance                                                460,346
                                                                  --------------
 Cash, ending balance                                             $     487,704
                                                                  ==============


Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $9,687,364.

See accompanying Notes to Financial Statements.

32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS


 Class A           Year Ended September 30,                2003          2002       2001          2000         1999
-----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                   $ 14.86       $ 14.71    $ 14.28       $ 14.76      $ 15.65
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .79           .73        .73           .72          .72
 Net realized and unrealized gain (loss)                   (.16)          .14        .42          (.39)        (.88)
                                                       ----------------------------------------------------------------
 Total from investment operations                           .63           .87       1.15           .33         (.16)
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.79)         (.72)      (.72)         (.72)        (.71)
 Distributions from net realized gain                        --            --         --          (.09)        (.02)
                                                       ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.79)         (.72)      (.72)         (.81)        (.73)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $14.70        $14.86     $14.71        $14.28       $14.76
                                                       ================================================================

-----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        4.19%         6.17%      8.22%         2.48%       (1.08)%

-----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)              $260,413      $112,312   $100,734      $ 99,032     $124,273
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $184,574      $100,220   $ 97,558      $106,818     $118,906
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     5.36%         5.02%      5.02%         5.13%        4.72%
 Total expenses                                            1.00%         0.92%      0.94%         0.94%        0.90%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                 N/A 3        0.89% 4     N/A 3         N/A 3        N/A 3
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     78%          100%        32%           74%          10%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

See accompanying Notes to Financial Statements.

33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued


 Class B           Year Ended September 30,                        2003      2002      2001       2000       1999
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                           $ 14.85   $ 14.70   $ 14.28    $ 14.76    $ 15.65
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .69       .62       .62        .62        .62
 Net realized and unrealized gain (loss)                           (.18)      .15       .41       (.39)      (.89)
                                                                ----------------------------------------------------
 Total from investment operations                                   .51       .77      1.03        .23       (.27)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.67)     (.62)     (.61)      (.62)      (.60)
 Distributions from net realized gain                                --        --        --       (.09)      (.02)
                                                                ----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   (.67)     (.62)     (.61)      (.71)      (.62)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $14.69    $14.85    $14.70     $14.28     $14.76
                                                                ====================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                                3.40%     5.38%     7.34%      1.71%     (1.83)%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                       $70,742   $24,086    $19,519   $17,972    $18,856
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $47,571   $20,967    $18,479   $18,498    $17,203
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                             4.60%     4.27%     4.25%      4.36%      3.96%
 Total expenses                                                    1.77%     1.68%     1.70%      1.70%      1.66%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                         N/A 3    1.65% 4    N/A 3      N/A 3      N/A 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             78%      100%       32%        74%        10%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense

See accompanying Notes to Financial Statements.

34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 Class C           Year Ended September 30,                        2003      2002      2001       2000       1999
---------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                           $ 14.82   $ 14.68   $ 14.25    $ 14.73    $ 15.62
---------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .69       .62       .62        .62        .61
 Net realized and unrealized gain (loss)                           (.18)      .14       .42       (.39)      (.88)
                                                               ------------------------------------------------------
 Total from investment operations                                   .51       .76      1.04        .23       (.27)
---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.67)     (.62)     (.61)      (.62)      (.60)
 Distributions from net realized gain                                --        --        --       (.09)      (.02)
                                                               ------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   (.67)     (.62)     (.61)      (.71)      (.62)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $14.66    $14.82    $14.68     $14.25     $14.73
                                                               ======================================================

---------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                                3.42%     5.32%     7.43%      1.71%     (1.84)%

---------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                      $164,236   $25,349   $19,604    $17,282    $21,876
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $ 93,199   $21,058   $17,692    $18,906    $21,036
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                             4.62%     4.27%     4.25%      4.37%      3.96%
 Total expenses                                                    1.75%     1.68%     1.70%      1.70%      1.66%
 Expenses after expense reimbursement or
 fee waiver and reduction to custodian expenses                     N/A 3    1.65% 4    N/A 3      N/A 3      N/A 3
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             78%      100%       32%        74%        10%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

See accompanying Notes to Financial Statements.

35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Securities on a Delayed Settlement or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a delayed settlement or forward commitment basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed settlement or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially

36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND fully invested. As of September 30, 2003, the Fund had entered into delayed settlement purchase or forward commitments of $20,674,260.

--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $37,848,955 as of September 30, 2003. Including the effect of leverage, inverse floaters represent 8.29% of the Fund's total assets as of September 30, 2003.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                          Net Unrealized
                                                                                            Appreciation
                                                                                        Based on Cost of
                                                                                          Securities and
              Undistributed          Undistributed                Accumulated          Other Investments
              Net Investment             Long-Term                       Loss         for Federal Income
              Income                          Gain         Carryforward 1,2,3               Tax Purposes
              ------------------------------------------------------------------------------------------
              $1,111,852                       $--                $11,308,908                $10,215,081

 1. As of September 30, 2003, the Fund had $5,171,129 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              --------------------------
                              2009            $5,171,129

 2. During the fiscal years ended September 30, 2003 and September 30, 2002, the Fund utilized $798,460 and $214,649, respectively, of capital loss carryforwards to offset capital gains realized in the respective fiscal years.
 3. As of September 30, 2003, the Fund had $6,137,779 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.


37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The tax character of distributions paid during the years ended September 30, 2003 and September 30, 2002 was as follows:

                                                           Year Ended                 Year Ended
                                                   September 30, 2003         September 30, 2002
                 -------------------------------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends                $15,838,196                 $6,769,733

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
                 Federal tax cost of securities
                 and other investments                           $510,116,682
                                                                 =============

                 Gross unrealized appreciation                   $ 11,705,960
                 Gross unrealized depreciation                     (1,490,879)
                                                                 -------------
                 Net unrealized appreciation                     $ 10,215,081
                                                                 =============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           Year Ended September 30, 2003        Year Ended September 30, 2002
                                              Shares              Amount             Shares            Amount
----------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                     14,192,162        $207,224,129          1,990,241      $ 29,050,953
 Dividends and/or
 distributions reinvested                    420,549           6,147,033            249,395         3,627,486
 Redeemed                                 (4,456,596)        (64,856,192)        (1,529,766)      (22,267,786)
                                          ----------------------------------------------------------------------
 Net increase                             10,156,115        $148,514,970            709,870      $ 10,410,653
                                          ======================================================================

----------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                      4,074,602        $ 59,457,227            672,597      $  9,807,594
 Dividends and/or
 distributions reinvested                     81,028           1,183,552             34,560           502,236
 Redeemed                                   (962,235)        (14,009,348)          (413,016)       (5,982,235)
                                          ----------------------------------------------------------------------
 Net increase                              3,193,395        $ 46,631,431            294,141      $  4,327,595
                                          ======================================================================

----------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                     10,741,928        $156,549,245            669,612      $  9,749,542
 Dividends and/or
 distributions reinvested                    161,693           2,356,779             39,981           580,154
 Redeemed                                 (1,412,203)        (20,514,669)          (335,338)       (4,882,750)
                                          ----------------------------------------------------------------------
 Net increase                              9,491,418        $138,391,355            374,255      $  5,446,946
                                          ======================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were $624,251,746 and $271,943,260, respectively.


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. Effective July 1, 2002, the Board of Trustees accepted the Manager's proposal to voluntarily waive advisory fees at an annual rate equal to 0.10% or 0.05% of the Fund's average daily net assets when the Fund's performance percentile is in either the fourth or the fifth quintile of the Fund's Lipper peer group for the trailing one-year performance percentile at the end of the preceding quarter. The Manager and Board of Trustees agree to terminate the foregoing waiver upon the Fund reaching the third quintile. The waiver was terminated on December 17, 2002.


39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2003, the Fund paid $189,186 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                               Aggregate            Class A        Concessions        Concessions       Concessions
                               Front-End          Front-End         on Class A         on Class B        on Class C
                           Sales Charges      Sales Charges             Shares             Shares            Shares
                              on Class A        Retained by        Advanced by        Advanced by       Advanced by
 Year Ended                       Shares        Distributor      Distributor 1      Distributor 1     Distributor 1
-------------------------------------------------------------------------------------------------------------------
 September 30, 2003           $1,692,485           $429,547           $152,106         $1,165,665        $1,320,313

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                  Class A            Class B            Class C
                               Contingent         Contingent         Contingent
                                 Deferred           Deferred           Deferred
                            Sales Charges      Sales Charges      Sales Charges
                              Retained by        Retained by        Retained by
 Year Ended                   Distributor        Distributor        Distributor
-------------------------------------------------------------------------------
 September 30, 2003               $21,470           $132,342            $50,299


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended September 30, 2003, expense under the Class A Plan totaled $448,228, all of which were paid by the Distributor to recipients, which included $40,207 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.


40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2003, were as follows:

                                                                             Distributor's
                                                          Distributor's          Aggregate
                                                              Aggregate      Uncompensated
                                                          Uncompensated      Expenses as %
                   Total Expenses     Amount Retained          Expenses      of Net Assets
                       Under Plan      by Distributor        Under Plan           of Class
-------------------------------------------------------------------------------------------
 Class B Plan            $474,436            $359,436        $1,181,943               1.67%
 Class C Plan             928,190             532,988         2,828,466               1.72


--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of September 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of September 30, 2003 was $24,430,478, which represents 4.93% of the Fund's net assets.


--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $21,700,000 at September 30, 2003 at an interest rate of 1.75%. For the year ended September 30, 2003, the average monthly loan balance was $29,579,891 at an average interest rate of 1.904%. The Fund had gross borrowings and gross loan repayments of $313,900,000 and $295,800,000, respectively, during the year ended September 30, 2003. The maximum amount of borrowings outstanding at any month-end was $47,600,000. The Fund paid commitment fees of $856 and interest of $577,386 during the year ended September 30, 2003.


41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Limited Term Municipal Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term Municipal Fund, a series of Oppenheimer Municipal Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term Municipal Fund, a series of Oppenheimer Municipal Fund, as of September 30, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 Deloitte & Touche LLP

 Denver, Colorado
 November 14, 2003

42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding any taxable dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended September 30, 2003 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited


--------------------------------------------------------------------------------
Name, Position(s) Held          Principal Occupation(s) During Past 5 Years;
with Fund, Length of            Other Trusteeships/Directorships Held by
Service, Age                    Trustee; Number of Portfolios in Fund Complex
                                Currently Overseen by Trustee

INDEPENDENT TRUSTEES            The address of each Trustee in the chart below
                                is 6803 S. Tucson Way, Centennial, CO
                                80112-3924. Each Trustee serves for an
                                indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                 Formerly, Chief Executive Officer (until August
Chairman and Trustee            27, 2002) of the Board II Funds, Vice Chairman
(since 1986)                    (until January 2, 2002) of OppenheimerFunds,
Age: 69                         Inc., (the Manager) and President and a director
                                (until 1997) of Centennial Asset Management
                                Corporation (a wholly-owned investment advisory subsidiary of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

William L. Armstrong,           Chairman of the following private mortgage
Vice Chairman and Trustee       banking companies: Cherry Creek Mortgage Company
(since 1999)                    (since 1991), Centennial State Mortgage Company
Age: 66                         (since 1994), The El Paso Mortgage Company
                                (since 1993), Transland Financial Services, Inc.
                                (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                                Corporation and Broadway Ventures (since 1984);
                                a director of the following public companies:
                                Helmerich & Payne, Inc. (oil and gas
                                drilling/production company) (since 1992) and
                                UNUMProvident (insurance company) (since 1991).
                                Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley
                                Foundation. Formerly a director of the
                                following: Storage Technology Corporation (a publicly-held computer equipment company)
                                (1991-February 2003), and International Family
                                Entertainment (television channel) (1992-1997),
                                Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                Title (title insurance agency) (1995-June 1999);
                                a U.S. Senator (January 1979-January 1991).
                                Oversees 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                 Formerly, Director and President of A.G. Edwards
Trustee (since 1993)            Capital, Inc. (General Partner of private equity
Age: 72                         funds) (until February 2001); Chairman,
                                President and Chief Executive Officer of A.G.
                                Edwards Capital, Inc. (until March 2000); Vice
                                Chairman and Director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March
                                2000) of A.G. Edwards & Sons and A.G. Edwards
                                Trust Company. Oversees 41 portfolios in the
                                OppenheimerFunds complex.

George C. Bowen,                Formerly (until April 1999): Senior Vice
Trustee (since 1997)            President (from September 1987) and Treasurer
Age: 67                         (from March 1985) of the Manager; Vice President
                                (from June 1983) and Treasurer (since March
                                1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice
                                President (since February 1992), Treasurer
                                (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial
                                Asset Management Corporation; Vice President
                                (since October 1989) and Treasurer (since April
                                1986) of HarbourView Asset Management
                                Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial
                                Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary
                                (since April 1981) of Shareholder Services, Inc.
                                (a transfer agent subsidiary of the Manager);
                                Vice President, Treasurer and Secretary (since
                                November 1989) of Shareholder Financial
                                Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer (since March
                                1998) of Oppenheimer Acquisition Corp. (the
                                Manager's parent corporation); Treasurer (since
                                November 1989) of Oppenheimer Partnership
                                Holdings, Inc. (a holding

44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

George C. Bowen,                company subsidiary of the Manager); Vice
Continued                       President and Treasurer (since July 1996) of
                                Oppenheimer Real Asset Management, Inc. (an investment advisory subsidiary of the Manager);
                                Chief Executive Officer and director (since
                                March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                                Treasurer (since October 1997) of
                                OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (offshore fund management subsidiaries of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,              A member of The Life Guard of Mount Vernon,
Trustee (since 1999)            George Washington's home (since June 2000).
Age: 65                         Formerly (March 2001 - May 2002) Director of
                                Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                Management Industry Services Group. Oversees 41 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                  Chairman and Director (since 1998) of Rocky
Trustee (since 1990)            Mountain Elk Foundation (a not-for-profit
Age: 61                         foundation); and a director (since October 1999)
                                of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                                October 1995) of the Manager; President, Chief
                                Executive Officer and a director of Oppenheimer
                                Acquisition Corp., Shareholders Services Inc.
                                and Shareholder Financials Services, Inc. (until
                                October 1995). Oversees 41 portfolios in the
                                OppenheimerFunds complex.

Sam Freedman,                   Director of Colorado Uplift (a non-profit
Trustee (since 1996)            charity) (since September 1984). Formerly (until
Age: 62                         October 1994) Mr. Freedman held several
                                positions in subsidiary or affiliated companies of the Manager. Oversees 41 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton,            Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)            Funds and of MML Series Investment Fund
Age: 56                         (open-end investment companies); Director of MML
                                Services (since April 1987) and America Funds
                                Emerging Markets Growth Fund (since October
                                1991) (both are investment companies), The
                                California Endowment (a philanthropy
                                organization) (since April 2002), and Community
                                Hospital of Monterey Peninsula, (since February
                                2002); a trustee (since February 2000) of
                                Monterey International Studies (an educational organization), and an advisor to Unilever
                                (Holland)'s pension fund and to Credit Suisse
                                First Boston's Sprout venture capital unit. Mrs.
                                Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                Formerly, President (February 1991-April 2000)
                                ARCO Investment Management Company. Oversees 42 portfolios in the OppenheimerFunds complex.

Robert J. Malone,               Chairman and CEO (since August 2003) of Steele
Trustee (since 2002)            Street Bank (a commercial banking entity),
Age: 59                         Director (since 2001) of Jones Knowledge, Inc.
                                (a privately held company), U.S. Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation
                                (non-profit organization) (since 2000).
                                Formerly, Chairman of U.S. Bank (a subsidiary of
                                U.S. Bancorp and formerly Colorado National
                                Bank) (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                Oversees 40 portfolios in the OppenheimerFunds complex.



45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

F. William Marshall, Jr.,       Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)            Funds and of MML Series Investment Fund
Age: 61                         (open-end investment companies); Trustee (since
                                1987), Chairman of the Board (since 2003) and
                                Chairman of the investment committee (since
                                1994) for the Worcester Polytech Institute;
                                President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                Trustee (since 1996) of the Community Music
                                School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                                (January 1999-July 1999) of SIS & Family Bank,
                                F.S.B. (formerly SIS Bank); President, Chief
                                Executive Officer and Director (May
                                1993-December 1998) of SIS Bankcorp, Inc. and
                                SIS Bank (formerly Springfield Institution for
                                Savings) and Executive Vice President (January
                                1999-July 1999) of Peoples Heritage Financial
                                Group, Inc. Oversees 43 portfolios in the
                                OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE              The address of Mr. Murphy in the chart below is
AND OFFICER                     Two World Financial Center, New York, NY 10080.
                                Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                 Chairman, Chief Executive Officer and director
President and Trustee           (since June 2001) and President (since September
(since 2001)                    2000) of the Manager; President and a director
Age: 54                         or trustee of other Oppenheimer funds; President
                                and a director (since July 2001) of Oppenheimer
                                Acquisition Corp. and of Oppenheimer Partnership
                                Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder
                                Services, Inc. and of Shareholder Financial
                                Services, Inc.; President and a director (since
                                July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.:
                                OFI Institutional Asset Management, Inc. and
                                Centennial Asset Management Corporation (since
                                November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments, Inc.
                                (since July 2001); President (since November 1,
                                2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                                Investment Management Corp. and Tremont
                                Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since
                                February 1997) of Massachusetts Mutual Life
                                Insurance Company (the Manager's parent
                                company); a director (since June 1995) of DLB
                                Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.);
                                formerly, Chief Operating Officer (September
                                2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                Series Investment Fund and MassMutual
                                Institutional Funds (open-end investment companies); a director (September 1999-August
                                2000) of C.M. Life Insurance Company; President,
                                Chief Executive Officer and director (September
                                1999-August 2000) of MML Bay State Life
                                Insurance Company; a director (June 1989-June
                                1998) of Emerald Isle Bancorp and Hibernia
                                Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 75 portfolios in the OppenheimerFunds complex.




46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Mr. Zack, Two World Financial Center, New York, NY 10080, for Mr. Wixted, 6803
                                S. Tucson Way, Centennial, CO 80112-3924, for Mr. Fielding, 350 Linden Oaks, Rochester, NY 14625. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Ronald H. Fielding,             Senior Vice President (since January 1996) of
Vice President (since 2002)     the Manager; Chairman of the Rochester Division
Age: 54                         of the Manager (since January 1996); an officer
                                of 9 portfolios in the OppenheimerFunds complex.

Brian W. Wixted,                Senior Vice President and Treasurer (since March
Treasurer (since 1999)          1999) of the Manager; Treasurer (since March
Age: 43                         1999) of HarbourView Asset Management
                                Corporation, Shareholder Services, Inc.,
                                Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc.,
                                Oppenheimer Partnership Holdings, Inc., OFI
                                Private Investments, Inc. (since March 2000),
                                OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (offshore fund management subsidiaries of the Manager) (since May 2000) and OFI Institutional Asset Management, Inc.
                                (since November 2000); Treasurer and Chief
                                Financial Officer (since May 2000) of
                                Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                (since March 1999) of Oppenheimer Acquisition
                                Corp. and OppenheimerFunds Legacy Program (since
                                April 2000); formerly Principal and Chief
                                Operating Officer (March 1995-March 1999),
                                Bankers Trust Company-Mutual Fund Services
                                Division. An officer of 91 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                 Senior Vice President (since May 1985) and
Vice President and              General Counsel (since February 2002) of the
Secretary (since 2001)          Manager; General Counsel and a director (since
Age: 55                         November 2001) of OppenheimerFunds Distributor,
                                Inc.; Senior Vice President and General Counsel
                                (since November 2001) of HarbourView Asset
                                Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                Partnership Holdings, Inc.; Senior Vice
                                President, General Counsel and a director (since
                                November 2001) of Shareholder Services, Inc.,
                                Shareholder Financial Services, Inc., OFI
                                Private Investments, Inc., Oppenheimer Trust
                                Company and OFI Institutional Asset Management,
                                Inc.; General Counsel (since November 2001) of
                                Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; formerly Acting General Counsel (November
                                2001-February 2002) and Associate General
                                Counsel (May 1981-October 2001) of the Manager;
                                Assistant Secretary of Shareholder Services,
                                Inc. (May 1985-November 2001), Shareholder
                                Financial Services, Inc. (November 1989-November
                                2001); OppenheimerFunds International Ltd. And
                                OppenheimerFunds plc (October 1997-November
                                2001). An officer of 91 portfolios in the OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)